WASATCH CORE GROWTH FUND (WGROX / WIGRX)	JUNE 30, 2022 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 99.9%

	Application Software 8.3%
499,595	Avalara, Inc.*	$35,271,407
2,040,198	Clearwater Analytics Holdings, Inc., Class A*	24,563,984
631,348	Five9, Inc.*	57,541,057
457,172	Guidewire Software, Inc.*	32,454,640
297,989	Paylocity Holding Corp.*	51,975,241
868,005	Q2 Holdings, Inc.*	33,478,953

		235,285,282

	Asset Management & Custody Banks 6.6%
888,453	Cohen & Steers, Inc.	56,496,726
1,534,887	Focus Financial Partners, Inc., Class A*	52,278,251
1,166,961	Hamilton Lane, Inc., Class A	78,396,440

		187,171,417

	Auto Parts & Equipment 4.3%
377,254	Fox Factory Holding Corp.*	30,384,037
5,246,418	Holley, Inc.*	55,087,389
795,608	XPEL, Inc.*	36,542,275

		122,013,701

	Building Products 4.5%
4,839,362	Janus International Group, Inc.*	43,699,439
1,545,828	Trex Co., Inc.*	84,123,960

		127,823,399

	Commodity Chemicals 1.4%
1,390,548	Valvoline, Inc.	40,089,499

	Data Processing & Outsourced Services 1.6%
457,359	Euronet Worldwide, Inc.*	46,005,742

	Distillers & Vintners 1.9%
2,589,832	Duckhorn Portfolio, Inc.*	54,541,862

	Distributors 2.5%
205,083	Pool Corp.	72,031,302

	Electronic Equipment & Instruments 2.6%
616,070	Novanta, Inc.*	74,710,809

	Electronic Manufacturing Services 1.5%
514,052	Fabrinet*	41,689,617

	Financial Exchanges & Data 4.3%
379,222	Morningstar, Inc.	91,707,256
2,996,643	Open Lending Corp., Class A*	30,655,658

		122,362,914

	General Merchandise Stores 1.7%
814,460	Ollie’s Bargain Outlet Holdings, Inc.*	47,849,525

	Health Care Facilities 2.7%
1,023,187	Ensign Group, Inc.	75,173,549

	Health Care Supplies 1.8%
2,096,025	Neogen Corp.*	50,493,242

	Home Improvement Retail 1.6%
719,608	Floor & Decor Holdings, Inc., Class A*	45,306,520

	Homebuilding 1.0%
351,806	Installed Building Products, Inc.	29,256,187

WASATCH CORE GROWTH FUND (WGROX / WIGRX)	JUNE 30, 2022 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Industrial Machinery 11.5%
2,159,865	Altra Industrial Motion Corp.	$76,135,241
991,054	Helios Technologies, Inc.	65,657,327
501,183	Kadant, Inc.	91,390,720
622,824	Kornit Digital Ltd.*	19,743,521
401,641	RBC Bearings, Inc.*	74,283,503

		327,210,312

	Insurance Brokers 2.3%
695,033	Goosehead Insurance, Inc., Class A	31,742,157
3,000,000	Hagerty, Inc., Class A*	34,470,000

		66,212,157

	Interactive Media & Services 1.2%
2,335,385	ZipRecruiter, Inc., Class A*	34,610,406

	Investment Banking & Brokerage 0.9%
668,489	Moelis & Co., Class A	26,305,042

	IT Consulting & Other Services 1.9%
312,556	Globant SA*	54,384,744

	Leisure Products 2.8%
1,602,696	Callaway Golf Co.*	32,694,999
1,038,075	YETI Holdings, Inc.*	44,917,505

		77,612,504

	Life Sciences Tools & Services 5.7%
406,475	ICON PLC*	88,083,133
496,129	Medpace Holdings, Inc.*	74,255,627

		162,338,760

	Managed Health Care 2.9%
1,313,953	HealthEquity, Inc.*	80,663,575

	Metal & Glass Containers 1.3%
1,329,813	TriMas Corp.	36,822,522

	Packaged Foods & Meats 1.0%
546,765	Freshpet, Inc.*	28,371,636

	Pharmaceuticals 1.3%
662,717	Intra-Cellular Therapies, Inc.*	37,827,886

	Regional Banks 5.1%
2,430,561	Bank OZK	91,218,954
1,253,910	Webster Financial Corp.	52,852,307

		144,071,261

	Research & Consulting Services 0.9%
2,303,814	Legalzoom.com, Inc.*	25,318,916

	Semiconductors 1.2%
86,166	Monolithic Power Systems, Inc.	33,091,191

	Specialized Consumer Services 1.5%
3,874,565	Mister Car Wash, Inc.*	42,155,267

	Specialized REITs 1.4%
798,772	National Storage Affiliates Trust	39,994,514

	Specialty Chemicals 3.9%
602,230	Balchem Corp.	78,133,320
341,328	Innospec, Inc.	32,695,809

		110,829,129

WASATCH CORE GROWTH FUND (WGROX / WIGRX)	JUNE 30, 2022 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Specialty Stores 2.6%
648,644	Five Below, Inc.*	$73,575,689

	Systems Software 2.1%
467,209	CyberArk Software Ltd.*	59,784,064

	Total Common Stocks (cost $2,537,107,927)	2,832,984,142

	WARRANTS 0.1%

	Insurance Brokers 0.1%
540,000	Hagerty, Inc., expiring 12/2/2026* *** †	1,317,600

	Total Warrants (cost $1,859,172)	1,317,600

Principal Amount		Value
	SHORT-TERM INVESTMENTS 0.2%

	Repurchase Agreement 0.2%
$6,361,208	Repurchase Agreement dated 6/30/22, 0.24% due 7/1/22 with Fixed Income Clearing Corp. collateralized by $6,577,900 of United States Treasury Notes 2.625% 4/15/2025; value: $6,488,480; repurchase proceeds: $6,361,208 (cost $6,361,208)	$6,361,208

	Total Short-Term Investments (cost $6,361,208)	6,361,208

	Total Investments (cost $2,545,328,307) 100.1%	2,840,662,950
	Liabilities less Other Assets (0.1%)	(3,889,644)

	NET ASSETS 100.0%	$2,836,773,306

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Trustees (see Note 8).

†Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 7). The aggregate value of securities purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 at June 30, 2022 amounted to approximately $1,317,600 and represented 0.05% of net assets.

REIT Real Estate Investment Trust.

See Notes to Schedules of Investments.

At June 30, 2022, Wasatch Core Growth Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Ireland	3.1
Israel	2.8
United States	94.1

Total	100.0%

WASATCH EMERGING INDIA FUND (WAINX / WIINX)	JUNE 30, 2022 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 99.5%

	Apparel, Accessories & Luxury Goods 3.9%
37,503	Page Industries Ltd.	$19,074,542

	Commodity Chemicals 3.0%
2,031,705	Berger Paints India Ltd.	14,620,507

	Consumer Finance 8.4%
599,154	Bajaj Finance Ltd.	40,972,885

	Department Stores 5.5%
1,979,365	Trent Ltd.	26,922,472

	Diversified Banks 9.9%
1,883,991	HDFC Bank Ltd.	32,158,281
780,288	Kotak Mahindra Bank Ltd.	16,412,503

		48,570,784

	Food Retail 4.9%
560,980	Avenue Supermarts Ltd.*	24,195,182

	Health Care Services 7.7%
884,017	Dr. Lal PathLabs Ltd.	24,183,486
3,178,246	Vijaya Diagnostic Centre Pvt. Ltd.*	13,409,624

		37,593,110

	Industrial Machinery 9.0%
9,071,045	Elgi Equipments Ltd.	41,178,507
58,136	GMM Pfaudler Ltd.	3,199,035

		44,377,542

	Interactive Media & Services 2.2%
227,333	Info Edge India Ltd.	10,820,213

	IT Consulting & Other Services 15.1%
559,911	Larsen & Toubro Infotech Ltd.	28,185,738
832,179	Mindtree Ltd.	30,422,519
363,294	Persistent Systems Ltd.	15,649,163

		74,257,420

	Life Sciences Tools & Services 4.4%
466,853	Divi’s Laboratories Ltd.	21,461,434

	Property & Casualty Insurance 3.5%
1,226,812	ICICI Lombard General Insurance Co. Ltd.	17,413,592

	Regional Banks 7.2%
4,692,444	AU Small Finance Bank Ltd.*	35,158,050

	Research & Consulting Services 4.7%
605,893	L&T Technology Services Ltd.	23,252,911

	Specialty Chemicals 2.9%
415,677	Asian Paints Ltd.	14,186,364

	Systems Software 2.8%
131,942	Tata Elxsi Ltd.	13,650,812

	Thrifts & Mortgage Finance 4.4%
839,803	Aavas Financiers Ltd.*	21,432,536

	Total Common Stocks (cost $358,129,045)	487,960,356

WASATCH EMERGING INDIA FUND (WAINX / WIINX)	JUNE 30, 2022 (UNAUDITED)

Schedule of Investments (continued)

Principal Amount		Value
	SHORT-TERM INVESTMENTS 2.8%

	Repurchase Agreement 2.8%
$13,977,796	Repurchase Agreement dated 6/30/22, 0.24% due 7/1/22 with Fixed Income Clearing Corp. collateralized by $4,091,700 of United States Treasury Notes 2.625% due 4/15/2025; value: $4,036,077; repurchase proceeds: $13,977,796 (cost $13,977,796)	$13,977,796

	Total Short-Term Investments (cost $13,977,796)	13,977,796

	Total Investments (cost $372,106,841) 102.3%	501,938,152
	Liabilities less Other Assets (2.3%)	(11,423,853)

	NET ASSETS 100.0%	$490,514,299

	*Non-income producing. See Notes to Schedules of Investments.

At June 30, 2022, Wasatch Emerging India Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
India	100.0

Total	100.0%

WASATCH EMERGING MARKETS SELECT FUND (WAESX / WIESX)	JUNE 30, 2022 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 92.8%

	Airport Services 3.9%
982,113	Grupo Aeroportuario del Pacifico SAB de CV, Class B	$13,679,108

	Apparel, Accessories & Luxury Goods 2.4%
16,872	Page Industries Ltd.	8,581,331

	Consumer Finance 5.2%
269,450	Bajaj Finance Ltd.	18,426,221

	Data Processing & Outsourced Services 4.1%
558,585	Dlocal Ltd.*	14,662,856

	Department Stores 2.4%
634,615	Trent Ltd.	8,631,760

	Diversified Banks 8.7%
1,226,097	HDFC Bank Ltd.	20,928,535
2,632,379	NU Holdings Ltd., Class A*	9,845,098

		30,773,633

	Drug Retail 0.8%
793,330	Raia Drogasil SA	2,910,496

	Electrical Components & Equipment 7.5%
393,765	Voltronic Power Technology Corp.	19,136,342
1,436,902	WEG SA	7,262,142

		26,398,484

	Industrial Machinery 2.3%
152,691	Airtac International Group*	5,089,101
294,222	Techtronic Industries Co. Ltd.	3,069,031

		8,158,132

	Interactive Home Entertainment 3.4%
178,743	Sea Ltd., ADR*	11,950,757

	Internet & Direct Marketing Retail 8.1%
170,500	Meituan, Class B*	4,219,695
24,461	MercadoLibre, Inc.*	15,578,477
405,825	momo.com, Inc.	8,707,900

		28,506,072

	IT Consulting & Other Services 7.8%
105,393	Globant SA*	18,338,382
182,497	Larsen & Toubro Infotech Ltd.	9,186,840

		27,525,222

	Life & Health Insurance 2.8%
1,274,555	Discovery Ltd.*	10,035,835

	Life Sciences Tools & Services 4.7%
120,663	Divi’s Laboratories Ltd.	5,546,930
1,196,813	Wuxi Biologics Cayman, Inc.*	10,951,111

		16,498,041

	Property & Casualty Insurance 1.7%
236,510	ICICI Lombard General Insurance Co. Ltd.	3,357,066
593,544	Qualitas Controladora SAB de CV	2,730,783

		6,087,849

	Regional Banks 3.2%
1,521,110	AU Small Finance Bank Ltd.*	11,396,889

WASATCH EMERGING MARKETS SELECT FUND (WAESX / WIESX)	JUNE 30, 2022 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Semiconductor Equipment 3.6%
106,500	Lasertec Corp.	$12,676,702

	Semiconductors 12.4%
223,894	ASPEED Technology, Inc.	14,307,048
79,800	SG Micro Corp., Class A	2,169,786
257,959	Silergy Corp.	20,778,307
915,042	Sino Wealth Electronic Ltd., Class A	6,808,515

		44,063,656

	Specialized Finance 4.9%
2,492,391	Chailease Holding Co. Ltd.	17,477,375

	Specialty Chemicals 1.4%
149,434	Asian Paints Ltd.	5,099,934

	Systems Software 1.5%
52,659	Tata Elxsi Ltd.	5,448,137

	Total Common Stocks (cost $419,412,822)	328,988,490

Principal Amount		Value
	SHORT-TERM INVESTMENTS 6.9%

	Repurchase Agreement 6.9%
$24,450,801	Repurchase Agreement dated 6/30/22, 0.24% due 7/1/22 with Fixed Income Clearing Corp. collateralized by $25,283,600 of United States Treasury Notes 2.625% due 4/15/2025; value: $24,939,895; repurchase proceeds: $24,450,801 (cost $24,450,801)	$24,450,801

	Total Short-Term Investments (cost $24,450,801)	24,450,801

	Total Investments (cost $443,863,623) 99.7%	353,439,291
	Other Assets less Liabilities 0.3%	978,073

	NET ASSETS 100.0%	$354,417,364

	*Non-income producing. ADR American Depositary Receipt. See Notes to Schedules of Investments.

WASATCH EMERGING MARKETS SELECT FUND (WAESX / WIESX)	JUNE 30, 2022 (UNAUDITED)

Schedule of Investments (continued)

At June 30, 2022, Wasatch Emerging Markets Select Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Brazil	6.1
China	7.3
Hong Kong	0.9
India	29.4
Japan	3.9
Mexico	5.0
Singapore	3.6
South Africa	3.0
Taiwan	26.0
United States	10.3
Uruguay	4.5

Total	100.0%

WASATCH EMERGING MARKETS SMALL CAP FUND (WAEMX / WIEMX)	JUNE 30, 2022 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 101.3%

	Airport Services 3.4%
2,276,625	Grupo Aeroportuario del Centro Norte SAB de CV	$14,561,253

	Asset Management & Custody Banks 0.9%
17,554,351	VEF AB*	3,981,143

	Commodity Chemicals 1.1%
620,385	Berger Paints India Ltd.	4,464,400

	Communications Equipment 2.5%
1,328,000	Accton Technology Corp.	10,652,227

	Consumer Finance 3.4%
3,802,075	Muangthai Capital Public Co. Ltd.	4,597,333
7,189,323	Ngern Tid Lor Public Co. Ltd.	5,947,891
4,675,608	Unifin Financiera SAB de CV*	4,045,629

		14,590,853

	Data Processing & Outsourced Services 1.1%
170,990	Dlocal Ltd.*	4,488,488

	Department Stores 4.1%
1,276,523	Trent Ltd.	17,362,717

	Drug Retail 3.3%
386,146	Clicks Group Ltd.	6,487,134
2,021,650	Raia Drogasil SA	7,416,844

		13,903,978

	Electrical Components & Equipment 6.8%
590,863	Voltronic Power Technology Corp.	28,714,986

	Electronic Equipment & Instruments 2.7%
1,255,616	Chroma ATE, Inc.*	6,461,037
11,780	Honeywell Automation India Ltd.	5,039,971

		11,501,008

	Electronic Manufacturing Services 1.0%
54,296	Fabrinet*	4,403,406

	Health Care Facilities 1.2%
20,999,347	Cleopatra Hospital*	5,244,644

	Health Care Services 3.6%
563,726	Dr. Lal PathLabs Ltd.	15,421,490

	Home Improvement Retail 2.4%
5,341,500	MR DIY Group M Bhd	2,508,657
17,962,097	Wilcon Depot, Inc.	7,774,810

		10,283,467

	Hotels, Resorts & Cruise Lines 1.3%
1,394,570	Huazhu Group Ltd.	5,402,830

	Human Resource & Employment Services 0.4%
127,813	Grupa Pracuj SA*	1,600,016

	Industrial Machinery 2.2%
68,000	Airtac International Group*	2,266,400
1,523,365	Elgi Equipments Ltd.	6,915,399

		9,181,799

	Interactive Media & Services 1.5%
1,099,586	Baltic Classifieds Group PLC*	1,745,438

WASATCH EMERGING MARKETS SMALL CAP FUND (WAEMX / WIEMX)	JUNE 30, 2022 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
98,651	Info Edge India Ltd.	$4,695,424

		6,440,862

	Internet & Direct Marketing Retail 3.4%
660,600	momo.com, Inc.	14,174,678

	IT Consulting & Other Services 11.6%
95,972	Globant SA*	16,699,128
230,570	Larsen & Toubro Infotech Ltd.	11,606,819
347,935	Mindtree Ltd.	12,719,691
190,277	Persistent Systems Ltd.	8,196,325

		49,221,963

	Life & Health Insurance 2.5%
1,367,913	Discovery Ltd.*	10,770,935

	Personal Products 1.9%
328,605	Proya Cosmetics Co. Ltd., Class A	8,108,237

	Pharmaceuticals 0.0%
13,017,213	China Animal Healthcare Ltd.* *** §§	16,589

	Property & Casualty Insurance 3.5%
430,826	ICICI Lombard General Insurance Co. Ltd.	6,115,222
1,870,584	Qualitas Controladora SAB de CV	8,606,203

		14,721,425

	Regional Banks 6.9%
3,468,124	AU Small Finance Bank Ltd.*	25,984,855
726,462	Regional SAB de CV	3,435,156

		29,420,011

	Research & Consulting Services 3.6%
10,690,600	CTOS Digital Bhd	3,080,445
312,680	L&T Technology Services Ltd.	12,000,007

		15,080,452

	Semiconductor Equipment 2.2%
108,853	Tokai Carbon Korea Co. Ltd.	9,431,579

	Semiconductors 16.1%
273,651	ASPEED Technology, Inc.	17,486,569
136,761	LEENO Industrial, Inc.	13,692,953
311,143	Silergy Corp.	25,062,219
1,590,864	Sino Wealth Electronic Ltd., Class A	11,837,076

		68,078,817

	Specialty Stores 1.8%
4,042,300	Pet Center Comercio e Participacoes SA	7,669,900

	Thrifts & Mortgage Finance 4.0%
658,823	Aavas Financiers Ltd.*	16,813,762

	Trucking 0.9%
1,636,247	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	3,661,151

	Total Common Stocks (cost $365,292,663)	429,369,066

WASATCH EMERGING MARKETS SMALL CAP FUND (WAEMX / WIEMX)	JUNE 30, 2022 (UNAUDITED)

Schedule of Investments (continued)

Total Investments (cost $365,292,663) 101.3%§	$429,369,066
Liabilities less Other Assets (1.3%)	(5,583,708)

NET ASSETS 100.0%	$423,785,358

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Trustees (see Note 8).

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 1.24%.

§§The aggregate value of illiquid holdings at June 30, 2022, amounts to approximately $16,589, and represents 0.00% of net assets.

See Notes to Schedules of Investments.

At June 30, 2022, Wasatch Emerging Markets Small Cap Fund’s investments, were in the following countries:

COUNTRY	%
Brazil	4.4
China	5.9
Egypt	1.2
India	34.3
Malaysia	1.3
Mexico	7.1
Philippines	1.8
Poland	0.4
South Africa	4.0
South Korea	5.4
Sweden	0.9
Taiwan	24.4
Thailand	2.5
United Kingdom	0.4
United States	4.9
Uruguay	1.1

Total	100.0%

WASATCH FRONTIER EMERGING SMALL COUNTRIES FUND (WAFMX / WIFMX)	JUNE 30, 2022 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 98.5%

	Airport Services 5.8%
185,400	Grupo Aeroportuario del Centro Norte SAB de CV	$1,185,815
89,600	Grupo Aeroportuario del Pacifico SAB de CV, Class B	1,247,971

		2,433,786

	Asset Management & Custody Banks 8.8%
2,089,200	DCVFMVN Diamond ETF*	2,477,586
5,317,394	VEF AB*	1,205,929

		3,683,515

	Computer & Electronics Retail 3.6%
498,500	Mobile World Investment Corp.	1,532,033

	Consumer Finance 11.8%
53,486	Bajaj Finance Ltd. (India)	3,657,617
1,230,569	Ngern Tid Lor Public Co. Ltd.	1,018,078
349,746	Unifin Financiera SAB de CV*	302,622

		4,978,317

	Data Processing & Outsourced Services 5.8%
563	Adyen NV*	818,914
61,021	Dlocal Ltd.*	1,601,801

		2,420,715

	Distillers & Vintners 1.1%
269,860	Ginebra San Miguel, Inc.	480,973

	Diversified Banks 6.6%
571,771	Bank for Foreign Trade of Vietnam JSC	1,838,318
1,859	Credicorp Ltd.	222,913
194,584	NU Holdings Ltd., Class A*	727,744

		2,788,975

	Drug Retail 1.1%
123,600	Raia Drogasil SA	453,452

	Electrical Components & Equipment 2.7%
224,800	WEG SA	1,136,145

	Food Retail 1.5%
8,992	Dino Polska SA*	640,079

	Health Care Facilities 1.7%
2,806,134	Cleopatra Hospital*	700,840

	Home Improvement Retail 3.3%
3,232,200	Wilcon Depot, Inc.	1,399,043

	Human Resource & Employment Services 0.4%
11,641	Grupa Pracuj SA*	145,727

	Interactive Home Entertainment 3.5%
22,223	Sea Ltd., ADR*	1,485,830

	Interactive Media & Services 0.4%
107,108	Baltic Classifieds Group PLC*	170,019

	Internet & Direct Marketing Retail 5.1%
3,383	MercadoLibre, Inc.*	2,154,531

	IT Consulting & Other Services 14.8%
1,063,336	FPT Corp.	3,939,805
13,185	Globant SA*	2,294,190

		6,233,995

WASATCH FRONTIER EMERGING SMALL COUNTRIES FUND (WAFMX / WIFMX)	JUNE 30, 2022 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Life & Health Insurance 4.4%
233,972	Discovery Ltd.*	$1,842,293

	Property & Casualty Insurance 4.5%
408,822	Qualitas Controladora SAB de CV	1,880,913

	Regional Banks 1.0%
84,100	Regional SAB de CV	397,676

	Semiconductor Equipment 3.1%
28,241	Camtek Ltd.*	702,071
6,834	Nova Ltd.*	605,014

		1,307,085

	Semiconductors 3.8%
8,800	ASPEED Technology, Inc.	562,329
13,000	Silergy Corp.	1,047,135

		1,609,464

	Specialty Stores 1.7%
386,565	Pet Center Comercio e Participacoes SA	733,472

	Trucking 2.0%
380,180	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	850,664

	Total Common Stocks (cost $44,746,373)	41,459,542

	Total Investments (cost $44,746,373) 98.5%§	41,459,542
	Other Assets less Liabilities 1.5%	627,141

	NET ASSETS 100.0%	$42,086,683

*Non-income producing.

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 1.67%.

ADR American Depositary Receipt.

ETF Exchange-Traded Fund.

See Notes to Schedules of Investments.

WASATCH FRONTIER EMERGING SMALL COUNTRIES FUND (WAFMX / WIFMX)	JUNE 30, 2022 (UNAUDITED)

Schedule of Investments (continued)

At June 30, 2022, Wasatch Frontier Emerging Small Countries Fund’s investments, were in the following countries:

COUNTRY	%
Brazil	9.4
Egypt	1.7
India	8.8
Israel	3.2
Mexico	12.1
Netherlands	2.0
Peru	0.5
Philippines	4.5
Poland	1.9
Singapore	3.6
South Africa	4.4
Sweden	2.9
Taiwan	3.9
Thailand	2.5
United Kingdom	0.4
United States	10.7
Uruguay	3.9
Vietnam	23.6

Total	100.0%

WASATCH GLOBAL OPPORTUNITIES FUND (WAGOX / WIGOX)	JUNE 30, 2022 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 100.4%

	Apparel Retail 0.9%
21,643	Boot Barn Holdings, Inc.*	$1,491,419

	Application Software 6.5%
32,857	Five9, Inc.*	2,994,587
12,723	Paylocity Holding Corp.*	2,219,146
46,032	Q2 Holdings, Inc.*	1,775,454
851,272	Systena Corp.	2,472,002
222,898	Technology One Ltd.	1,647,791

		11,108,980

	Asset Management & Custody Banks 3.0%
68,794	Focus Financial Partners, Inc., Class A*	2,343,124
42,350	Hamilton Lane, Inc., Class A	2,845,073

		5,188,197

	Biotechnology 3.7%
373,283	Abcam PLC*	5,352,803
71,398	C4 Therapeutics, Inc.*	538,341
125,288	Sangamo Therapeutics, Inc.*	518,692

		6,409,836

	Building Products 2.3%
71,828	Trex Co., Inc.*	3,908,880

	Commodity Chemicals 0.8%
46,188	Valvoline, Inc.	1,331,600

	Data Processing & Outsourced Services 1.4%
17,563	Euronet Worldwide, Inc.*	1,766,662
10,000	GMO Payment Gateway, Inc.	703,862

		2,470,524

	Diversified Real Estate Activities 1.0%
143,221	Patrizia AG	1,692,998

	Drug Retail 1.0%
39,300	Sugi Holdings Co. Ltd.	1,723,430

	Electrical Components & Equipment 3.0%
104,896	Voltronic Power Technology Corp.	5,097,776

	Financial Exchanges & Data 1.3%
213,683	Open Lending Corp., Class A*	2,185,977

	General Merchandise Stores 2.0%
58,863	Ollie’s Bargain Outlet Holdings, Inc.*	3,458,201

	Health Care Equipment 0.4%
5,084	DiaSorin SpA	667,038

	Health Care Facilities 3.1%
73,212	Ensign Group, Inc.	5,378,886

	Health Care Services 1.1%
71,876	Dr. Lal PathLabs Ltd.	1,966,266

	Health Care Supplies 1.3%
61,481	Silk Road Medical, Inc.*	2,237,293

	Health Care Technology 2.9%
113,550	JMDC, Inc.	4,946,053

	Home Improvement Retail 1.3%
35,119	Floor & Decor Holdings, Inc., Class A*	2,211,092

WASATCH GLOBAL OPPORTUNITIES FUND (WAGOX / WIGOX)	JUNE 30, 2022 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Homebuilding 1.6%
32,064	LGI Homes, Inc.*	$2,786,362

	Human Resource & Employment Services 1.0%
85,000	SMS Co. Ltd.	1,675,192

	Industrial Machinery 5.3%
81,026	Altra Industrial Motion Corp.	2,856,166
28,248	Helios Technologies, Inc.	1,871,430
68,470	Kornit Digital Ltd.*	2,170,499
12,100	RBC Bearings, Inc.*	2,237,895

		9,135,990

	Interactive Media & Services 1.2%
146,029	ZipRecruiter, Inc., Class A*	2,164,150

	IT Consulting & Other Services 8.0%
18,411	Endava PLC, ADR*	1,625,139
29,634	Globant SA*	5,156,316
100,242	Mindtree Ltd.	3,664,613
77,894	Persistent Systems Ltd.	3,355,343

		13,801,411

	Life Sciences Tools & Services 1.6%
18,468	Medpace Holdings, Inc.*	2,764,105

	Managed Health Care 2.7%
75,397	HealthEquity, Inc.*	4,628,622

	Packaged Foods & Meats 1.7%
56,226	Freshpet, Inc.*	2,917,567

	Pharmaceuticals 2.6%
185,849	Esperion Therapeutics, Inc.*	1,181,999
58,096	Intra-Cellular Therapies, Inc.*	3,316,120

		4,498,119

	Regional Banks 7.2%
1,092,756	AU Small Finance Bank Ltd.*	8,187,454
109,874	Bank OZK	4,123,571

		12,311,025

	Research & Consulting Services 6.3%
28,607	BayCurrent Consulting, Inc.	7,611,385
84,122	L&T Technology Services Ltd.	3,228,427

		10,839,812

	Restaurants 0.6%
21,310	Domino’s Pizza Enterprises Ltd.	1,000,228

	Semiconductor Equipment 1.6%
31,702	Nova Ltd.*	2,806,578

	Semiconductors 7.7%
59,400	ASPEED Technology, Inc.	3,795,719
28,052	Melexis NV	2,012,231
6,626	Monolithic Power Systems, Inc.	2,544,649
61,000	Silergy Corp.	4,913,481

		13,266,080

	Soft Drinks 0.4%
44,662	Fevertree Drinks PLC	663,278

	Specialty Chemicals 1.3%
16,766	Balchem Corp.	2,175,221

WASATCH GLOBAL OPPORTUNITIES FUND (WAGOX / WIGOX)	JUNE 30, 2022 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Specialty Stores 2.9%
43,405	Five Below, Inc.*	$4,923,429

	Systems Software 4.6%
21,615	CyberArk Software Ltd.*	2,765,855
26,829	Rapid7, Inc.*	1,792,177
31,760	Tata Elxsi Ltd.	3,285,912

		7,843,944

	Thrifts & Mortgage Finance 2.0%
136,611	Aavas Financiers Ltd.*	3,486,437

	Trading Companies & Distributors 3.1%
81,140	Diploma PLC	2,200,634
69,700	MonotaRO Co. Ltd.	1,035,637
195,547	RS GROUP PLC	2,068,563

		5,304,834

	Total Common Stocks (cost $161,312,576)	172,466,830

Principal Amount		Value
	SHORT-TERM INVESTMENTS 0.6%

	Repurchase Agreement 0.6%
$1,073,046	Repurchase Agreement dated 6/30/22, 0.24% due 7/1/22 with Fixed Income Clearing Corp. collateralized by $1,109,600 of United States Treasury Notes 2.625% due 4/15/2025; value: $1,094,516; repurchase proceeds: $1,073,046 (cost $1,073,046)	$1,073,046

	Total Short-Term Investments (cost $1,073,046)	1,073,046

	Total Investments (cost $162,385,622) 101.0%	173,539,876
	Liabilities less Other Assets (1.0%)	(1,790,572)

	NET ASSETS 100.0%	$171,749,304

	*Non-income producing. ADR American Depositary Receipt. See Notes to Schedules of Investments.

WASATCH GLOBAL OPPORTUNITIES FUND (WAGOX / WIGOX)	JUNE 30, 2022 (UNAUDITED)

Schedule of Investments (continued)

At June 30, 2022, Wasatch Global Opportunities Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Australia	1.5
Belgium	1.2
Germany	1.0
India	15.7
Israel	4.5
Italy	0.4
Japan	11.7
Taiwan	8.0
United Kingdom	6.9
United States	49.1

Total	100.0%

WASATCH GLOBAL SELECT FUND (WAGSX / WGGSX)	JUNE 30, 2022 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 99.8%

	Application Software 11.9%
10,826	Dassault Systemes SE	$398,383
2,441	Five9, Inc.*	222,473
570	HubSpot, Inc.*	171,370
1,589	Roper Technologies, Inc.	627,099
3,064	Xero Ltd.*	162,765

		1,582,090

	Biotechnology 4.3%
39,616	Abcam PLC*	568,085

	Building Products 6.1%
23,134	Assa Abloy AB, Class B	491,412
5,769	Trex Co., Inc.*	313,949

		805,361

	Consumer Finance 3.8%
7,476	Bajaj Finance Ltd.	511,243

	Data Processing & Outsourced Services 4.5%
7,840	Amadeus IT Group SA*	436,758
2,569	Block, Inc.*	157,891

		594,649

	Distributors 3.4%
1,276	Pool Corp.	448,169

	Diversified Banks 4.3%
33,784	HDFC Bank Ltd.	576,667

	Diversified Support Services 4.4%
5,318	Copart, Inc.*	577,854

	Drug Retail 1.4%
3,400	Tsuruha Holdings, Inc.	184,685

	Electronic Components 4.7%
9,629	Amphenol Corp., Class A	619,915

	Financial Exchanges & Data 7.8%
1,595	MarketAxess Holdings, Inc.	408,336
2,607	Morningstar, Inc.	630,451

		1,038,787

	Health Care Equipment 2.4%
2,457	DiaSorin SpA	322,367

	Health Care Supplies 3.6%
4,213	Coloplast A/S, Class B	479,854

	Health Care Technology 2.7%
8,300	JMDC, Inc.	361,534

	Interactive Home Entertainment 1.1%
2,090	Sea Ltd., ADR*	139,737

	Internet & Direct Marketing Retail 1.6%
341	MercadoLibre, Inc.*	217,173

	IT Consulting & Other Services 4.2%
1,651	Globant SA*	287,274
5,323	Larsen & Toubro Infotech Ltd.	267,958

		555,232

WASATCH GLOBAL SELECT FUND (WAGSX / WGGSX)	JUNE 30, 2022 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Life Sciences Tools & Services 4.2%
2,569	ICON PLC*	$556,702

	Managed Health Care 3.5%
7,641	HealthEquity, Inc.*	469,081

	Regional Banks 4.3%
15,364	Bank OZK	576,611

	Research & Consulting Services 3.7%
1,868	BayCurrent Consulting, Inc.	497,014

	Semiconductors 3.8%
745	Monolithic Power Systems, Inc.	286,110
2,698	Silergy Corp.	217,321

		503,431

	Specialized Finance 2.3%
44,100	Chailease Holding Co. Ltd.	309,242

	Specialty Stores 2.3%
2,681	Five Below, Inc.*	304,106

	Trucking 3.5%
1,811	Old Dominion Freight Line, Inc.	464,123

	Total Common Stocks (cost $15,527,835)	13,263,712

	Total Investments (cost $15,527,835) 99.8%	13,263,712
	Other Assets less Liabilities 0.2%	22,550

	NET ASSETS 100.0%	$13,286,262

	* Non-income producing. ADR American Depositary Receipt. See Notes to Schedules of Investments.

At June 30, 2022, Wasatch Global Select Fund’s investments, were in the following countries:

COUNTRY	%
Australia	1.2
Denmark	3.6
France	3.0
India	10.2
Ireland	4.2
Italy	2.4
Japan	7.9
Singapore	1.1
Spain	3.3
Sweden	3.7
Taiwan	4.0
United Kingdom	4.3
United States	51.1

Total	100.0%

WASATCH GLOBAL VALUE FUND (FMIEX / WILCX)	JUNE 30, 2022 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 97.6%

	Aerospace & Defense 2.2%
295,000	BAE Systems PLC	$2,981,278

	Casinos & Gaming 2.6%
182,000	Kangwon Land, Inc.*	3,560,382

	Communications Equipment 2.0%
59,000	Ciena Corp.*	2,696,300

	Construction Materials 1.2%
35,000	HeidelbergCement AG	1,681,331

	Diversified Banks 10.1%
55,000	Citigroup, Inc.	2,529,450
390,000	ING Groep NV, ADR	3,868,800
34,000	JPMorgan Chase & Co.	3,828,740
180,041	United Overseas Bank Ltd.	3,401,768

		13,628,758

	Diversified Metals & Mining 2.3%
85,000	Anglo American PLC	3,038,929

	Electric Utilities 6.7%
48,000	Duke Energy Corp.	5,146,080
86,000	Exelon Corp.	3,897,520

		9,043,600

	Electrical Components & Equipment 1.9%
20,000	Eaton Corp. PLC	2,519,800

	Electronic Manufacturing Services 3.5%
1,280,000	Hon Hai Precision Industry Co. Ltd.	4,692,350

	Food Retail 2.0%
68,000	Seven & i Holdings Co. Ltd.	2,639,711

	Health Care Equipment 1.6%
154,000	Smith & Nephew PLC	2,151,152

	Health Care Services 3.3%
17,000	Cigna Corp.	4,479,840

	Homebuilding 2.0%
102,000	Bellway PLC	2,664,573

	Industrial REITs 2.6%
1,900,000	Mapletree Industrial Trust	3,555,748

	Integrated Oil & Gas 7.8%
140,000	Suncor Energy, Inc.	4,911,746
107,000	TotalEnergies SE	5,648,021

		10,559,767

	Integrated Telecommunication Services 5.3%
140,000	Verizon Communications, Inc.	7,105,000

	Interactive Media & Services 2.3%
19,200	Meta Platforms, Inc., Class A*	3,096,000

	Multi-Line Insurance 1.9%
113,000	AXA SA	2,564,942

	Office REITs 2.0%
200,000	Piedmont Office Realty Trust, Inc., Class A	2,624,000

WASATCH GLOBAL VALUE FUND (FMIEX / WILCX)	JUNE 30, 2022 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Oil & Gas Exploration & Production 3.0%
36,000	EOG Resources, Inc.	$3,975,840

	Packaged Foods & Meats 2.5%
88,000	Kraft Heinz Co.	3,356,320

	Pharmaceuticals 9.1%
66,000	Bristol-Myers Squibb Co.	5,082,000
40,500	Johnson & Johnson	7,189,155

		12,271,155

	Property & Casualty Insurance 3.2%
76,000	Axis Capital Holdings Ltd.	4,338,840

	Railroads 3.3%
21,000	Union Pacific Corp.	4,478,880

	Regional Banks 2.1%
76,000	Bank OZK	2,852,280

	Reinsurance 3.7%
21,000	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	4,933,958

	Retail REITs 1.6%
108,000	Kimco Realty Corp.	2,135,160

	Soft Drinks 2.4%
85,000	Suntory Beverage & Food Ltd.	3,213,812

	Tobacco 3.4%
73,000	KT&G Corp.	4,621,534

	Total Common Stocks (cost $120,072,862)	131,461,240

Principal Amount		Value
	SHORT-TERM INVESTMENTS 2.3%

	Repurchase Agreement 2.3%
$3,089,721	Repurchase Agreement dated 6/30/22, 0.24% due 7/1/22 with Fixed Income Clearing Corp. collateralized by $3,195,000 of United States Treasury Notes 2.625% due 4/15/2025; value: $3,151,567; repurchase proceeds: $3,089,721 (cost $3,089,721)	$3,089,721

	Total Short-Term Investments (cost $3,089,721)	3,089,721

	Total Investments (cost $123,162,583) 99.9%	134,550,961
	Other Assets less Liabilities 0.1%	91,283

	NET ASSETS 100.0%	$134,642,244

	*Non-income producing. ADR American Depositary Receipt. See Notes to Schedules of Investments.

WASATCH GLOBAL VALUE FUND (FMIEX / WILCX)	JUNE 30, 2022 (UNAUDITED)

Schedule of Investments (continued)

At June 30, 2022, Wasatch Global Value Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Canada	3.7
France	6.3
Germany	5.0
Japan	4.5
Netherlands	2.9
Singapore	5.3
South Korea	6.2
Taiwan	3.6
United Kingdom	8.2
United States	54.3

Total	100.0%

WASATCH GREATER CHINA FUND (WAGCX / WGGCX)	JUNE 30, 2022 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 98.3%

	Apparel, Accessories & Luxury Goods 1.8%
9,300	Shenzhou International Group Holdings Ltd.	$112,653

	Application Software 1.9%
14,800	Glodon Co. Ltd., Class A	120,358

	Construction Materials 1.0%
8,500	Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	65,353

	Distillers & Vintners 5.5%
700	Kweichow Moutai Co. Ltd., Class A	213,839
4,500	Wuliangye Yibin Co. Ltd., Class A	135,740

		349,579

	Diversified Banks 1.8%
17,500	China Merchants Bank Co. Ltd., Class H	117,086

	Drug Retail 2.8%
22,770	Yifeng Pharmacy Chain Co. Ltd., Class A	179,696

	Electrical Components & Equipment 2.2%
1,800	Contemporary Amperex Technology Co. Ltd., Class A	143,585

	Electronic Components 3.0%
36,400	Shenzhen H&T Intelligent Control Co. Ltd., Class A	103,638
10,000	Sinbon Electronics Co. Ltd.	85,425

		189,063

	Health Care Equipment 4.1%
5,600	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	262,002

	Hotels, Resorts & Cruise Lines 3.1%
51,700	Huazhu Group Ltd.	200,296

	Industrial Machinery 9.6%
5,000	Airtac International Group*	166,647
17,463	Shenzhen Inovance Technology Co. Ltd., Class A	171,831
20,278	Techtronic Industries Co. Ltd.	211,520
6,700	Wuxi Lead Intelligent Equipment Co. Ltd., Class A	63,234

		613,232

	Internet & Direct Marketing Retail 2.3%
5,900	Meituan, Class B*	146,019

	Life & Health Insurance 6.6%
25,200	AIA Group Ltd.	273,138
22,000	Ping An Insurance Group Co. of China Ltd., Class H	149,577

		422,715

	Life Sciences Tools & Services 8.5%
15,400	Hangzhou Tigermed Consulting Co. Ltd., Class A	263,288
30,687	Wuxi Biologics Cayman, Inc.*	280,793

		544,081

	Packaged Foods & Meats 7.6%
52,000	Chongqing Fuling Zhacai Group Co. Ltd., Class A	268,144
16,006	Foshan Haitian Flavouring & Food Co. Ltd., Class A	216,050

		484,194

	Personal Products 8.2%
12,641	Proya Cosmetics Co. Ltd., Class A	311,913
6,582	Yunnan Botanee Bio-Technology Group Co. Ltd., Class A	213,881

		525,794

WASATCH GREATER CHINA FUND (WAGCX / WGGCX)	JUNE 30, 2022 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Regional Banks 1.4%
17,200	Bank of Ningbo Co. Ltd., Class A	$92,008

	Semiconductors 14.4%
9,750	SG Micro Corp., Class A	265,105
4,000	Silergy Corp.	322,196
44,356	Sino Wealth Electronic Ltd., Class A	330,038

		917,339

	Specialized Finance 7.2%
65,940	Chailease Holding Co. Ltd.	462,390

	Specialty Stores 3.0%
5,500	China Tourism Group Duty Free Corp. Ltd., Class A	191,374

	Systems Software 2.3%
35,100	Hangzhou Dptech Technologies Co. Ltd., Class A	84,679
4,000	Sangfor Technologies, Inc., Class A	62,011

		146,690

	Total Common Stocks (cost $7,453,905)	6,285,507

	Total Investments (cost $7,453,905) 98.3%	6,285,507
	Other Assets less Liabilities 1.7%	105,905

	NET ASSETS 100.0%	$6,391,412

	*Non-income producing. See Notes to Schedules of Investments.

At June 30, 2022, Wasatch Greater China Fund’s investments, were in the following countries:

COUNTRY	%
China	75.8
Hong Kong	7.7
Taiwan	16.5

Total	100.0%

WASATCH INTERNATIONAL GROWTH FUND (WAIGX / WIIGX)	JUNE 30, 2022 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 98.3%

	Aerospace & Defense 2.3%
673,702	CAE, Inc.*	$16,601,793

	Airport Services 2.0%
2,260,760	Grupo Aeroportuario del Centro Norte SAB de CV	14,459,780

	Apparel, Accessories & Luxury Goods 1.1%
441,917	Canada Goose Holdings, Inc.*	7,971,809

	Application Software 8.5%
312,219	Descartes Systems Group, Inc.*	19,402,111
435,291	Fortnox AB	1,999,920
131,287	Kinaxis, Inc.*	14,173,121
306,700	Rakus Co. Ltd.	3,614,485
3,952,018	Systena Corp.	11,476,232
1,352,936	Technology One Ltd.	10,001,687

		60,667,556

	Asset Management & Custody Banks 1.8%
928,687	Netwealth Group Ltd.	7,794,881
371,000	WealthNavi, Inc.*	4,834,375

		12,629,256

	Biotechnology 3.5%
1,735,561	Abcam PLC*	24,887,593

	Brewers 0.9%
74,128	Royal Unibrew A/S	6,563,115

	Commodity Chemicals 0.8%
854,231	Berger Paints India Ltd.	6,147,197

	Construction & Engineering 0.9%
1,646,418	Johns Lyng Group Ltd.	6,523,168

	Data Processing & Outsourced Services 0.8%
83,800	GMO Payment Gateway, Inc.	5,898,364

	Diversified Real Estate Activities 1.0%
634,538	Patrizia AG	7,500,795

	Diversified Support Services 0.6%
39,077	Boyd Group Services, Inc.	4,209,460

	Drug Retail 5.1%
316,965	Ain Holdings, Inc.	16,936,883
318,200	Clicks Group Ltd.	5,345,662
1,080,400	Raia Drogasil SA	3,963,672
228,320	Sugi Holdings Co. Ltd.	10,012,559

		36,258,776

	Electrical Components & Equipment 2.4%
348,585	Voltronic Power Technology Corp.	16,940,667

	Electronic Equipment & Instruments 1.9%
564,634	Halma PLC	13,808,442

	General Merchandise Stores 0.5%
794,573	B&M European Value Retail SA	3,546,847

	Health Care Equipment 1.9%
102,518	DiaSorin SpA	13,450,704

	Health Care Services 1.1%
303,665	Dr. Lal PathLabs Ltd.	8,307,168

WASATCH INTERNATIONAL GROWTH FUND (WAIGX / WIIGX)	JUNE 30, 2022 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Health Care Supplies 1.4%
444,028	Menicon Co. Ltd.	$10,194,186

	Health Care Technology 4.4%
626,427	JMDC, Inc.	27,286,141
140,346	Pro Medicus Ltd.	4,092,920

		31,379,061

	Human Resource & Employment Services 2.6%
483,136	SMS Co. Ltd.	9,521,710
467,100	TechnoPro Holdings, Inc.	9,353,705

		18,875,415

	Interactive Media & Services 2.9%
341,500	Kakaku.com, Inc.	5,632,938
1,725,662	Rightmove PLC	11,940,088
61,263	Scout24 SE	3,145,185

		20,718,211

	Investment Banking & Brokerage 0.9%
1,894,151	AJ Bell PLC	6,193,246

	IT Consulting & Other Services 8.1%
140,374	Endava PLC, ADR*	12,390,813
50,722	Globant SA*	8,825,628
219,781	Larsen & Toubro Infotech Ltd.	11,063,704
140,293	Reply SpA	17,010,220
561,863	Softcat PLC	9,007,700

		58,298,065

	Life Sciences Tools & Services 1.5%
155,673	PolyPeptide Group AG*	10,632,043

	Movies & Entertainment 1.9%
257,744	CTS Eventim AG & Co. KGaA*	13,505,141

	Pharmaceuticals 1.4%
573,500	JCR Pharmaceuticals Co. Ltd.	9,785,175

	Property & Casualty Insurance 2.4%
141,651	Definity Financial Corp.	3,661,225
361,062	ICICI Lombard General Insurance Co. Ltd.	5,124,979
1,866,305	Qualitas Controladora SAB de CV	8,586,516

		17,372,720

	Publishing 1.4%
468,467	Future PLC	9,825,666

	Regional Banks 3.6%
2,105,860	AU Small Finance Bank Ltd.*	15,778,117
482,222	Canadian Western Bank	9,751,584

		25,529,701

	Research & Consulting Services 3.7%
79,850	BayCurrent Consulting, Inc.	21,245,467
448,244	NICE Information Service Co. Ltd.	4,971,283

		26,216,750

	Restaurants 1.7%
145,841	Domino’s Pizza Enterprises Ltd.	6,845,341
1,513,148	Domino’s Pizza Group PLC	5,142,740

		11,988,081

WASATCH INTERNATIONAL GROWTH FUND (WAIGX / WIIGX)	JUNE 30, 2022 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Semiconductors 6.3%
126,500	ASPEED Technology, Inc.	$8,083,475
108,655	LEENO Industrial, Inc.	10,878,889
164,496	Melexis NV	11,799,656
179,249	Silergy Corp.	14,438,306

		45,200,326

	Soft Drinks 0.7%
335,225	Fevertree Drinks PLC	4,978,448

	Specialty Chemicals 1.4%
1,167,992	Hexpol AB	9,939,021

	Specialty Stores 1.0%
3,690,500	Pet Center Comercio e Participacoes SA	7,002,391

	Systems Software 1.8%
100,073	CyberArk Software Ltd.*	12,805,341

	Thrifts & Mortgage Finance 3.7%
312,345	EQB, Inc.	12,897,092
2,358,294	OSB Group PLC	13,785,351

		26,682,443

	Trading Companies & Distributors 8.4%
556,247	Diploma PLC	15,086,225
1,302,846	Howden Joinery Group PLC	9,556,964
72,916	IMCD NV	10,006,194
500,148	MonotaRO Co. Ltd.	7,431,444
1,683,513	RS GROUP PLC	17,808,772

		59,889,599

	Total Common Stocks (cost $599,320,197)	703,383,520

Principal Amount		Value
	SHORT-TERM INVESTMENTS 3.0%

	Repurchase Agreement 3.0%
$21,151,681	Repurchase Agreement dated 6/30/22, 0.24% due 7/1/22 with Fixed Income Clearing Corp. collateralized by $21,872,100 of United States Treasury Notes 2.625% 4/15/2025; value: $21,574,771; repurchase proceeds: $21,151,681 (cost $21,151,681)	$21,151,681

	Total Short-Term Investments (cost $21,151,681)	21,151,681

	Total Investments (cost $620,471,878) 101.3%	724,535,201
	Liabilities less Other Assets (1.3%)	(9,134,511)

	NET ASSETS 100.0%	$715,400,690

	*Non-income producing. ADR American Depositary Receipt. See Notes to Schedules of Investments.

WASATCH INTERNATIONAL GROWTH FUND (WAIGX / WIIGX)	JUNE 30, 2022 (UNAUDITED)

Schedule of Investments (continued)

At June 30, 2022, Wasatch International Growth Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Australia	5.0
Belgium	1.7
Brazil	1.6
Canada	12.6
Denmark	0.9
Germany	3.4
India	6.6
Israel	1.8
Italy	4.3
Japan	21.8
Mexico	3.3
Netherlands	1.4
South Africa	0.8
South Korea	2.2
Sweden	1.7
Switzerland	1.5
Taiwan	5.6
United Kingdom	22.5
United States	1.3

Total	100.0%

WASATCH INTERNATIONAL OPPORTUNITIES FUND (WAIOX / WIIOX)	JUNE 30, 2022 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 99.5%

	Advertising 5.6%
402,300	Direct Marketing MiX, Inc.	$5,102,877
339,400	ValueCommerce Co. Ltd.	7,842,121
1,186,669	YouGov PLC	12,422,979

		25,367,977

	Air Freight & Logistics 1.7%
794,719	Maruwa Unyu Kikan Co. Ltd.	7,842,930

	Alternative Carriers 1.4%
679,927	Chief Telecom, Inc.	6,402,864

	Application Software 14.5%
58,192	Atoss Software AG	7,378,859
1,832,770	Bytes Technology Group PLC	9,334,635
58,863	cBrain A/S	1,404,077
952,862	Elmo Software Ltd.*	1,479,855
40,850	Esker SA	5,449,555
1,643,190	Fortnox AB	7,549,542
96,800	Freee KK*	2,340,094
191,528	LiveChat Software SA	4,209,735
77,328	Mensch und Maschine Software SE	3,857,308
285,232	Rakus Co. Ltd.	3,361,483
3,223,800	Systena Corp.	9,361,565
225,735	Vitec Software Group AB, Class B	9,784,296

		65,511,004

	Asset Management & Custody Banks 3.2%
1,335,203	JTC PLC	9,589,524
9,654,619	VEF AB*	2,189,566
199,000	WealthNavi, Inc.*	2,593,101

		14,372,191

	Brewers 0.8%
40,486	Royal Unibrew A/S	3,584,533

	Commodity Chemicals 1.8%
632,124	Berger Paints India Ltd.	4,548,876
159,176	Supreme Industries Ltd.	3,561,241

		8,110,117

	Construction & Engineering 2.2%
2,503,879	Johns Lyng Group Ltd.	9,920,459

	Consumer Finance 3.0%
224,976	Gruppo MutuiOnline SpA	5,686,618
267,050	Premium Group Co. Ltd.	7,666,272

		13,352,890

	Diversified Banks 0.9%
2,414,215	City Union Bank Ltd.	4,067,382

	Diversified Support Services 4.2%
667,700	Japan Elevator Service Holdings Co. Ltd.	6,948,647
5,834,195	Johnson Service Group PLC*	7,073,559
1,000,762	Prestige International, Inc.	4,986,108

		19,008,314

	Electrical Components & Equipment 4.9%
1,453,534	DiscoverIE Group PLC	10,970,202

WASATCH INTERNATIONAL OPPORTUNITIES FUND (WAIOX / WIIOX)	JUNE 30, 2022 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
234,471	Voltronic Power Technology Corp.	$11,394,911

		22,365,113

	Electronic Components 0.6%
630,863	M3 Technology, Inc.	2,917,371

	Electronic Equipment & Instruments 0.7%
1,665,399	Nayax Ltd.*	3,075,287

	Food Retail 2.1%
67,164	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	4,799,420
4,289,100	Sheng Siong Group Ltd.	4,692,602

		9,492,022

	Health Care Services 2.6%
243,105	Dr. Lal PathLabs Ltd.	6,650,467
1,243,005	Vijaya Diagnostic Centre Pvt. Ltd.*	5,244,475

		11,894,942

	Health Care Technology 3.9%
192,308	Nexus AG	10,076,458
261,159	Pro Medicus Ltd.	7,616,199

		17,692,657

	Human Resource & Employment Services 1.8%
122,937	Grupa Pracuj SA*	1,538,976
363,300	S-Pool, Inc.	3,009,649
171,262	SMS Co. Ltd.	3,375,255

		7,923,880

	Industrial Machinery 1.5%
897,588	Elgi Equipments Ltd.	4,074,650
47,871	GMM Pfaudler Ltd.	2,634,185

		6,708,835

	Interactive Media & Services 1.6%
2,956,169	Baltic Classifieds Group PLC*	4,692,503
192,480	Hemnet Group AB	2,365,135

		7,057,638

	Internet & Direct Marketing Retail 0.5%
60,400	Temairazu, Inc.	2,288,149

	Investment Banking & Brokerage 0.8%
150,700	Strike Co. Ltd.	3,776,386

	IT Consulting & Other Services 9.1%
28,200	Adesso SE	4,326,441
93,528	Aubay	4,743,813
140,591	Avant Corp.	1,392,647
302,650	Comture Corp.	5,891,057
133,628	Digital Value SpA*	8,122,057
379,364	FDM Group Holdings PLC	3,920,681
3,417,005	Kin & Carta PLC*	7,295,800
96,433	KNOW IT AB	2,692,271
318,800	SERAKU Co. Ltd.	2,577,562

		40,962,329

	Life Sciences Tools & Services 0.5%
197,149	Ergomed PLC*	2,409,495

	Movies & Entertainment 0.9%
163,480	NexTone, Inc.*	3,915,905

WASATCH INTERNATIONAL OPPORTUNITIES FUND (WAIOX / WIIOX)	JUNE 30, 2022 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Personal Products 0.9%
588,400	Sarantis SA	$4,069,651

	Property & Casualty Insurance 2.9%
2,826,267	Qualitas Controladora SAB de CV	13,003,119

	Publishing 1.9%
406,748	Future PLC	8,531,167

	Research & Consulting Services 7.4%
8,491,400	CTOS Digital Bhd	2,446,756
333,167	Funai Soken Holdings, Inc.	5,296,589
74,100	Management Solutions Co. Ltd.*	1,242,464
521,089	NICE Information Service Co. Ltd.	5,779,176
1,658,800	SIGMAXYZ Holdings, Inc.	13,277,247
546,670	Talenom Oyj	5,556,963

		33,599,195

	Restaurants 0.0%
630,045	Patisserie Holdings PLC* *** §§	7,669

	Semiconductor Equipment 0.7%
37,019	Tokai Carbon Korea Co. Ltd.	3,207,515

	Semiconductors 3.0%
79,873	Elmos Semiconductor SE	3,046,786
107,178	LEENO Industrial, Inc.	10,731,007

		13,777,793

	Specialized Finance 1.3%
364,500	eGuarantee, Inc.	5,765,161

	Specialty Stores 1.2%
109,467	Musti Group Oyj*	1,954,760
1,884,500	Pet Center Comercio e Participacoes SA	3,575,669

		5,530,429

	Systems Software 2.6%
2,457,631	Ideagen PLC	10,440,945
52,838	TECSYS, Inc.	1,374,724

		11,815,669

	Thrifts & Mortgage Finance 6.8%
507,914	Aavas Financiers Ltd.*	12,962,427
214,212	EQB, Inc.	8,845,065
825,845	Mortgage Advice Bureau Holdings Ltd.	9,047,712

		30,855,204

	Total Common Stocks (cost $444,887,494)	450,183,242

Principal Amount		Value
	SHORT-TERM INVESTMENTS 0.8%

	Repurchase Agreement 0.8%
$3,655,400	Repurchase Agreement dated 6/30/22, 0.24% due 7/1/22 with Fixed Income Clearing Corp. collateralized by $3,327,000 of United States Treasury Notes 0.125% due 4/15/2025; value: $3,728,619; repurchase proceeds: $3,655,400 (cost $3,655,400)	$3,655,400

WASATCH INTERNATIONAL OPPORTUNITIES FUND (WAIOX / WIIOX)	JUNE 30, 2022 (UNAUDITED)

Schedule of Investments (continued)

Total Short-Term Investments (cost $3,655,400)	$3,655,400

Total Investments (cost $448,542,894) 100.3%	453,838,642
Liabilities less Other Assets (0.3%)	(1,474,570)

NET ASSETS 100.0%	$452,364,072

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Trustees (see Note 8).

§§The aggregate value of illiquid holdings at June 30, 2022, amounts to approximately $7,669 and represented 0.00% of net assets.

ADR American Depositary Receipt.

See Notes to Schedules of Investments.

At June 30, 2022, Wasatch International Opportunities Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Australia	4.2
Brazil	0.8
Canada	2.3
Denmark	1.1
Finland	1.7
France	2.3
Germany	6.4
Greece	0.9
India	9.7
Israel	1.7
Italy	3.1
Japan	24.4
Malaysia	0.5
Mexico	2.9
Poland	1.3
Singapore	1.0
South Korea	4.4
Sweden	5.4
Taiwan	4.6
United Kingdom	21.3

Total	100.0%

WASATCH INTERNATIONAL SELECT FUND (WAISX / WGISX)	JUNE 30, 2022 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 96.5%

	Aerospace & Defense 5.9%
13,767	CAE, Inc.*	$339,255

	Apparel, Accessories & Luxury Goods 3.5%
181	Hermes International	202,388

	Application Software 9.9%
7,093	Dassault Systemes SE	261,014
2,516	Descartes Systems Group, Inc.*	156,351
2,791	Xero Ltd.* (Australia)	148,262

		565,627

	Asset Management & Custody Banks 3.2%
201	Partners Group Holding AG	181,114

	Biotechnology 3.8%
15,267	Abcam PLC*	218,926

	Building Products 5.0%
13,421	Assa Abloy AB, Class B	285,088

	Data Processing & Outsourced Services 9.8%
101	Adyen NV*	146,910
5,603	Amadeus IT Group SA*	312,137
1,400	GMO Payment Gateway, Inc.	98,541

		557,588

	Drug Retail 1.4%
1,857	Sugi Holdings Co. Ltd.	81,435

	Electronic Equipment & Instruments 3.7%
8,684	Halma PLC	212,372

	General Merchandise Stores 3.8%
3,766	Dollarama, Inc.	216,855

	Health Care Equipment 3.0%
1,313	DiaSorin SpA	172,270

	Health Care Supplies 3.6%
1,803	Coloplast A/S, Class B	205,359

	Health Care Technology 7.5%
8,001	JMDC, Inc.	348,511
2,700	M3, Inc.	77,569

		426,080

	Industrial Machinery 3.2%
318	Rational AG	184,786

	Interactive Media & Services 7.6%
5,000	Kakaku.com, Inc.	82,474
2,204	REA Group Ltd.	170,128
3,516	Scout24 SE	180,508

		433,110

	IT Consulting & Other Services 3.2%
1,300	Obic Co. Ltd.	183,867

	Life Sciences Tools & Services 8.3%
1,432	ICON PLC*	310,314
517	Sartorius Stedim Biotech	162,158

		472,472

WASATCH INTERNATIONAL SELECT FUND (WAISX / WGISX)	JUNE 30, 2022 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Real Estate Services 3.6%
1,671	FirstService Corp.	$202,696

	Research & Consulting Services 6.5%
1,400	BayCurrent Consulting, Inc.	372,494

	Total Common Stocks (cost $6,311,119)	5,513,782

Principal Amount		Value
	SHORT-TERM INVESTMENTS 3.4%

	Repurchase Agreement 3.4%
$195,460	Repurchase Agreement dated 6/30/22, 0.24% due 7/1/22 with Fixed Income Clearing Corp. collateralized by $177,900 of United States Treasury Notes 0.125% due 4/15/2025; value: $199,375; repurchase proceeds: $195,460 (cost $195,460)	$195,460

	Total Short-Term Investments (cost $195,460)	195,460

	Total Investments (cost $6,506,579) 99.9%	5,709,242
	Other Assets less Liabilities 0.1%	3,187

	NET ASSETS 100.0%	$5,712,429

	*Non-income producing. See Notes to Schedules of Investments.

At June 30, 2022, Wasatch International Select Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Australia	5.8
Canada	16.6
Denmark	3.7
France	11.3
Germany	6.6
Ireland	5.6
Italy	3.1
Japan	22.6
Netherlands	2.7
Spain	5.7
Sweden	5.2
Switzerland	3.3
United Kingdom	7.8

Total	100.0%

WASATCH LONG/SHORT ALPHA FUND (WALSX / WGLSX)	JUNE 30, 2022 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 103.4%

	Agricultural & Farm Machinery 0.4%
27,839	Hydrofarm Holdings Group, Inc.*	$96,880

	Application Software 11.2%
4,276	DocuSign, Inc.*	245,357
6,700	Five9, Inc.*	610,638
4,508	Guidewire Software, Inc.*	320,023
1,081	HubSpot, Inc.*	325,003
2,048	Paylocity Holding Corp.*	357,212
1,696	Roper Technologies, Inc.	669,326

		2,527,559

	Asset Management & Custody Banks 3.8%
6,877	Cohen & Steers, Inc.	437,308
6,376	Hamilton Lane, Inc., Class A	428,340

		865,648

	Biotechnology 1.5%
20,858	C4 Therapeutics, Inc.*	157,269
44,440	Sangamo Therapeutics, Inc.*	183,982

		341,251

	Casinos & Gaming 1.8%
30,204	NEOGAMES SA*	405,036

	Commodity Chemicals 2.3%
18,092	Valvoline, Inc.	521,592

	Construction Machinery & Heavy Trucks 2.1%
43,340	REV Group, Inc.	471,106

	Distributors 1.9%
1,197	Pool Corp.	420,422

	Education Services 2.4%
5,691	Grand Canyon Education, Inc.*	536,035

	Electronic Equipment & Instruments 4.7%
11,924	Cognex Corp.	507,009
4,461	Novanta, Inc.*	540,985

		1,047,994

	Electronic Manufacturing Services 3.2%
4,727	Fabrinet*	383,360
8,048	Sanmina Corp.*	327,795

		711,155

	Environmental & Facilities Services 1.7%
8,871	ABM Industries, Inc.	385,179

	Financial Exchanges & Data 5.3%
1,780	MarketAxess Holdings, Inc.	455,698
3,017	Morningstar, Inc.	729,601

		1,185,299

	Food Distributors 2.0%
11,660	Chefs’ Warehouse, Inc.*	453,457

	Food Retail 1.8%
16,134	Sprouts Farmers Market, Inc.*	408,513

	Health Care Facilities 3.0%
9,161	Ensign Group, Inc.	673,059

WASATCH LONG/SHORT ALPHA FUND (WALSX / WGLSX)	JUNE 30, 2022 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Health Care Services 2.6%
6,971	Addus HomeCare Corp.*	$580,545

	Health Care Supplies 1.0%
6,510	Silk Road Medical, Inc.*	236,899

	Home Improvement Retail 1.4%
4,909	Floor & Decor Holdings, Inc., Class A*	309,071

	Homebuilding 1.5%
7,017	Skyline Champion Corp.*	332,746

	Industrial Machinery 3.4%
14,824	Altra Industrial Motion Corp.	522,546
7,324	Kornit Digital Ltd.*	232,171

		754,717

	Insurance Brokers 1.3%
6,609	Goosehead Insurance, Inc., Class A	301,833

	Interactive Media & Services 1.2%
18,663	ZipRecruiter, Inc., Class A*	276,586

	Investment Banking & Brokerage 2.2%
12,466	Moelis & Co., Class A	490,537

	IT Consulting & Other Services 2.9%
2,684	Globant SA*	467,016
11,452	Grid Dynamics Holdings, Inc.*	192,622

		659,638

	Leisure Products 1.4%
7,227	YETI Holdings, Inc.*	312,712

	Life Sciences Tools & Services 3.2%
4,825	Medpace Holdings, Inc.*	722,158

	Managed Health Care 2.6%
9,707	HealthEquity, Inc.*	595,913

	Oil & Gas Equipment & Services 1.5%
8,259	Cactus, Inc., Class A	332,590

	Oil & Gas Exploration & Production 2.1%
22,828	Magnolia Oil & Gas Corp., Class A	479,160

	Packaged Foods & Meats 1.0%
4,170	Freshpet, Inc.*	216,381

	Paper Products 1.8%
32,083	Resolute Forest Products, Inc.*	409,379

	Pharmaceuticals 2.0%
7,948	Intra-Cellular Therapies, Inc.*	453,672

	Regional Banks 4.5%
20,475	Bank OZK	768,427
4,729	Silvergate Capital Corp., Class A*	253,143

		1,021,570

	Research & Consulting Services 2.5%
5,904	ICF International, Inc.	560,880

	Semiconductors 2.3%
1,344	Monolithic Power Systems, Inc.	516,150

	Specialty Chemicals 6.4%
6,059	Balchem Corp.	786,094

WASATCH LONG/SHORT ALPHA FUND (WALSX / WGLSX)	JUNE 30, 2022 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
6,791	Innospec, Inc.	$650,510

		1,436,604

	Specialty Stores 1.6%
3,206	Five Below, Inc.*	363,656

	Steel 1.7%
11,406	Schnitzer Steel Industries, Inc., Class A	374,573

	Systems Software 1.1%
1,852	CyberArk Software Ltd.*	236,982

	Trucking 1.1%
18,529	Lyft, Inc., Class A*	246,065

	Total Common Stocks (cost $30,995,723)	23,271,202

	Total Investments, Before Investments Sold Short (cost $30,995,723) 103.4%	23,271,202

	INVESTMENTS SOLD SHORT (32.5%)

	COMMON STOCKS SOLD SHORT (32.5%)

	Advertising 0.4%
(3,747)	Cardlytics, Inc.*	(83,596)

	Aerospace & Defense 0.8%
(5,794)	Spirit AeroSystems Holdings, Inc., Class A	(169,764)

	Airlines 1.0%
(16,096)	Hawaiian Holdings, Inc.*	(230,334)

	Alternative Carriers 1.0%
(188,596)	Globalstar, Inc.*	(231,973)

	Aluminum 0.3%
(8,549)	Century Aluminum Co.*	(63,006)

	Application Software 4.1%
(26,531)	8x8, Inc.*	(136,635)
(4,100)	Alteryx, Inc., Class A*	(198,522)
(7,242)	Domo, Inc., Class B*	(201,327)
(15,856)	Nutanix, Inc., Class A*	(231,973)
(32,710)	Yext, Inc.*	(156,354)

		(924,811)

	Asset Management & Custody Banks 0.9%
(3,415)	Ares Management Corp., Class A	(194,177)

	Auto Parts & Equipment 0.5%
(18,403)	Luminar Technologies, Inc.*	(109,130)

	Electrical Components & Equipment 1.7%
(9,673)	Plug Power, Inc.*	(160,282)
(9,960)	Sunrun, Inc.*	(232,665)

		(392,947)

	Electronic Equipment & Instruments 0.5%
(19,339)	Arlo Technologies, Inc.*	(121,255)

	Health Care Equipment 1.5%
(32,054)	Alphatec Holdings, Inc.*	(209,633)

WASATCH LONG/SHORT ALPHA FUND (WALSX / WGLSX)	JUNE 30, 2022 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
(2,662)	Nevro Corp.*	$(116,676)

		(326,309)

	Health Care Supplies 0.7%
(9,926)	Pulmonx Corp.*	(146,111)

	Health Care Technology 1.1%
(11,175)	Definitive Healthcare Corp.*	(256,243)

	Heavy Electrical Equipment 0.9%
(11,954)	Bloom Energy Corp., Class A*	(197,241)

	Hotel & Resort REITs 0.6%
(10,580)	Park Hotels & Resorts, Inc.	(143,571)

	Hotels, Resorts & Cruise Lines 1.7%
(2,395)	Hyatt Hotels Corp., Class A*	(177,014)
(25,089)	Lindblad Expeditions Holdings, Inc.*	(203,221)

		(380,235)

	Interactive Home Entertainment 0.8%
(5,259)	ROBLOX Corp., Class A*	(172,811)

	Interactive Media & Services 0.7%
(35,971)	Angi, Inc.*	(164,747)

	Internet & Direct Marketing Retail 1.6%
(19,202)	Farfetch Ltd., Class A*	(137,486)
(6,811)	Xometry, Inc., Class A*	(231,097)

		(368,583)

	Leisure Products 0.9%
(53,857)	AMMO, Inc.*	(207,349)

	Mortgage REITs 0.7%
(17,681)	New Residential Investment Corp.	(164,787)

	Multi-Sector Holdings 1.1%
(13,169)	Cannae Holdings, Inc.*	(254,688)

	Multi-Utilities 0.8%
(6,067)	CenterPoint Energy, Inc.	(179,462)

	Oil & Gas Refining & Marketing 1.1%
(15,458)	Par Pacific Holdings, Inc.*	(240,990)

	Oil & Gas Storage & Transportation 0.8%
(7,943)	Golar LNG Ltd.*	(180,703)

	Packaged Foods & Meats 0.8%
(1,462)	J M Smucker Co.	(187,151)

	Personal Products 1.4%
(39,961)	Coty, Inc., Class A*	(320,088)

	Pharmaceuticals 1.1%
(28,006)	Tilray Brands, Inc.*	(87,379)
(15,147)	Viatris, Inc.	(158,589)

		(245,968)

	Real Estate Development 0.8%
(2,591)	Howard Hughes Corp.*	(176,317)

	Semiconductors 0.6%
(1,990)	Wolfspeed, Inc.*	(126,265)

	Soft Drinks 0.9%
(2,960)	Celsius Holdings, Inc.*	(193,170)

WASATCH LONG/SHORT ALPHA FUND (WALSX / WGLSX)	JUNE 30, 2022 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Trading Companies & Distributors 0.7%
(8,393)	Fortress Transportation & Infrastructure Investors LLC	$(162,321)

	Total Investments Sold Short (proceeds $10,756,856) (32.5%)	(7,316,103)

	Total Investments, Net of Investments Sold Short (cost $20,238,867) 70.9%	15,955,099

	Other Assets less Liabilities 29.1%	6,540,432

	NET ASSETS 100.0%	$22,495,531

	*Non-income producing. REIT Real Estate Investment Trust. See Notes to Schedules of Investments.

At June 30, 2022, Wasatch Long/Short Alpha Fund’s investments, excluding Investments sold short, were in the following countries:

COUNTRY	%
Canada	1.8
Israel	3.7
United States	94.5

Total	100.0%

WASATCH MICRO CAP FUND (WMICX / WGICX)	JUNE 30, 2022 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 98.0%

	Advertising 1.9%
574,596	Thryv Holdings, Inc.*	$12,865,204

	Agricultural & Farm Machinery 0.2%
393,376	Hydrofarm Holdings Group, Inc.*	1,368,948

	Apparel Retail 1.4%
140,102	Boot Barn Holdings, Inc.*	9,654,429

	Apparel, Accessories & Luxury Goods 2.0%
787,652	Superior Group of Cos., Inc.	13,980,823

	Application Software 5.7%
384,843	Agilysys, Inc.*	18,191,529
624,636	CS Disco, Inc.*	11,268,433
167,426	Sprout Social, Inc., Class A*	9,722,428

		39,182,390

	Auto Parts & Equipment 6.0%
2,670,279	Holley, Inc.*	28,037,929
286,848	XPEL, Inc.*	13,174,929

		41,212,858

	Biotechnology 4.5%
442,063	Atara Biotherapeutics, Inc.*	3,443,671
345,131	BriaCell Therapeutics Corp.*	1,991,406
277,956	C4 Therapeutics, Inc.*	2,095,788
188,880	ChemoCentryx, Inc.*	4,680,446
63,566	Cytokinetics, Inc.*	2,497,508
99,065	Denali Therapeutics, Inc.*	2,915,483
644,329	MacroGenics, Inc.*	1,900,771
288,093	Nkarta, Inc.*	3,549,306
241,162	Nurix Therapeutics, Inc.*	3,055,522
1,080,377	Sangamo Therapeutics, Inc.*	4,472,761

		30,602,662

	Building Products 1.9%
1,414,144	Janus International Group, Inc.*	12,769,720

	Casinos & Gaming 2.0%
625,644	NEOGAMES SA*	8,389,886
335,501	Pollard Banknote Ltd.	5,257,190

		13,647,076

	Construction & Engineering 2.6%
791,322	Construction Partners, Inc., Class A*	16,570,283
904,582	QualTek Services, Inc., Class A*	1,338,781

		17,909,064

	Data Processing & Outsourced Services 1.3%
1,586,611	Cantaloupe, Inc.*	8,885,022

	Distillers & Vintners 3.8%
3,329,564	Vintage Wine Estates, Inc.* ‡‡	26,170,373

	Electrical Components & Equipment 1.7%
497,138	Allied Motion Technologies, Inc.	11,354,632

	Electronic Equipment & Instruments 4.6%
585,609	Identiv, Inc.*	6,781,352
833,925	Napco Security Technologies, Inc.*	17,170,516

WASATCH MICRO CAP FUND (WMICX / WGICX)	JUNE 30, 2022 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
776,404	nLight, Inc.*	$7,934,849

		31,886,717

	Environmental & Facilities Services 2.2%
555,436	Heritage-Crystal Clean, Inc.*	14,974,555

	Financial Exchanges & Data 1.4%
907,979	Open Lending Corp., Class A*	9,288,625

	Food Distributors 1.3%
232,608	Chefs’ Warehouse, Inc.*	9,046,125

	Health Care Equipment 2.9%
647,809	Artivion, Inc.*	12,230,634
485,587	Paragon 28, Inc.*	7,706,266

		19,936,900

	Health Care Facilities 2.7%
799,735	Pennant Group, Inc.*	10,244,605
73,179	U.S. Physical Therapy, Inc.	7,991,147

		18,235,752

	Health Care Services 4.9%
203,472	Addus HomeCare Corp.*	16,945,148
754,276	Castle Biosciences, Inc.*	16,556,358

		33,501,506

	Health Care Supplies 6.4%
258,272	OrthoPediatrics Corp.*	11,144,437
410,768	Silk Road Medical, Inc.*	14,947,848
226,306	UFP Technologies, Inc.*	18,007,168

		44,099,453

	Health Care Technology 1.9%
259,478	Simulations Plus, Inc.	12,800,050

	Homebuilding 1.3%
852,449	Dream Finders Homes, Inc., Class A*	9,070,057

	Industrial Machinery 5.9%
205,298	Helios Technologies, Inc.	13,600,993
63,231	Kadant, Inc.	11,530,173
355,342	Kornit Digital Ltd.*	11,264,341
2,270,337	Markforged Holding Corp.*	4,200,123

		40,595,630

	Insurance Brokers 3.2%
224,074	Goosehead Insurance, Inc., Class A	10,233,460
995,645	Hagerty, Inc., Class A*	11,439,961

		21,673,421

	Interactive Home Entertainment 0.1%
1,705,192	Versus Systems, Inc.* ‡‡	721,296

	IT Consulting & Other Services 2.6%
1,060,525	Grid Dynamics Holdings, Inc.*	17,838,031

	Leisure Products 1.7%
552,565	MasterCraft Boat Holdings, Inc.*	11,631,493

	Oil & Gas Equipment & Services 1.3%
480,206	DMC Global, Inc.*	8,658,114

	Packaged Foods & Meats 1.3%
175,368	Freshpet, Inc.*	9,099,846

WASATCH MICRO CAP FUND (WMICX / WGICX)	JUNE 30, 2022 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Pharmaceuticals 2.7%
798,376	Esperion Therapeutics, Inc.*	$5,077,672
3,539,452	IM Cannabis Corp.* ‡‡	2,254,778
153,341	Intra-Cellular Therapies, Inc.*	8,752,704
7,995,671	PharmaCielo Ltd.* ‡‡	2,702,080

		18,787,234

	Regional Banks 1.1%
235,749	Esquire Financial Holdings, Inc.	7,850,442

	Research & Consulting Services 2.0%
146,940	ICF International, Inc.	13,959,300

	Semiconductor Equipment 3.9%
115,380	Nova Ltd.*	10,214,591
337,964	PDF Solutions, Inc.*	7,269,606
480,887	Veeco Instruments, Inc.*	9,329,208

		26,813,405

	Semiconductors 1.4%
162,311	Impinj, Inc.*	9,522,786

	Systems Software 4.3%
123,246	CyberArk Software Ltd.*	15,770,558
101,796	Ping Identity Holding Corp.*	1,846,579
173,516	Rapid7, Inc.*	11,590,869

		29,208,006

	Trading Companies & Distributors 1.9%
224,028	Transcat, Inc.*	12,727,031

	Total Common Stocks (cost $752,334,117)	671,528,976

	PREFERRED STOCKS 1.0%

	Textiles 1.0%
339,559	Johnnie-O Holdings, Inc., Series A Pfd.* *** †	6,937,191

	Total Preferred Stocks (cost $10,000,013)	6,937,191

	WARRANTS 0.1%

	Interactive Home Entertainment 0.0%
448,000	Versus Systems, Inc., expiring 1/15/2026* ‡‡ §§	50,646
192,000	Versus Systems, Inc., expiring 1/15/2026* *** † ‡‡	21,120
937,500	Versus Systems, Inc., expiring 2/28/2027* *** † ‡‡	18,750

		90,516

	Pharmaceuticals 0.1%
691,416	Esperion Therapeutics, Inc., expiring 12/7/2023* *** †	380,279
450,000	IM Cannabis Corp., expiring 5/7/2026* *** † ‡‡	—

		380,279

	Total Warrants (cost $1,248,861)	470,795

WASATCH MICRO CAP FUND (WMICX / WGICX)	JUNE 30, 2022 (UNAUDITED)

Schedule of Investments (continued)

Principal Amount		Value
	SHORT-TERM INVESTMENTS 0.8%

	Repurchase Agreement 0.8%
$5,552,543	Repurchase Agreement dated 6/30/22, 0.24% due 7/1/22 with Fixed Income Clearing Corp. collateralized by $5,741,700 of United States Treasury Notes 2.625% due 4/15/2025; value: $5,663,647; repurchase proceeds: $5,552,543 (cost $5,552,543)	$5,552,543

	Total Short-Term Investments (cost $5,552,543)	5,552,543

	Total Investments (cost $769,135,534) 99.9%	684,489,505
	Other Assets less Liabilities 0.1%	727,815

	NET ASSETS 100.0%	$685,217,320

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Trustees (see Note 8).

†Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 7). The aggregate value of securities purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 at June 30, 2022 amounted to approximately $ 7,357,340 and represented 1.07% of net assets.

‡‡Affiliated company (see Note 6).

§§The aggregate value of illiquid holdings at June 30, 2022, amounted to approximately $50,646, and represented 0.01% of net assets.

See Notes to Schedules of Investments.

At June 30, 2022, Wasatch Micro Cap Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Canada	1.5
Israel	7.0
United States	91.5

Total	100.0%

WASATCH MICRO CAP VALUE FUND (WAMVX / WGMVX)	JUNE 30, 2022 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 93.4%

	Advertising 0.5%
137,000	YouGov PLC	$1,434,223

	Agricultural Products 0.5%
81,101	Winfarm SAS*	1,466,074

	Air Freight & Logistics 1.8%
756,000	Radiant Logistics, Inc.*	5,609,520

	Application Software 1.3%
137,000	Ebix, Inc.	2,315,300
763,000	Kaleyra, Inc.*	1,556,520

		3,871,820

	Asset Management & Custody Banks 1.4%
856,365	Fiducian Group Ltd.	4,309,164

	Auto Parts & Equipment 1.2%
71,000	Patrick Industries, Inc.	3,680,640

	Casinos & Gaming 1.3%
671,000	Full House Resorts, Inc.*	4,079,680

	Communications Equipment 1.7%
220,235	Digi International, Inc.*	5,334,092

	Construction & Engineering 4.4%
348,023	Bowman Consulting Group Ltd.*	4,294,604
216,000	Construction Partners, Inc., Class A*	4,523,040
222,000	Sterling Infrastructure, Inc.*	4,866,240

		13,683,884

	Consumer Finance 2.2%
914,000	EZCORP, Inc., Class A*	6,864,140

	Data Processing & Outsourced Services 1.5%
188,100	i3 Verticals, Inc., Class A*	4,706,262

	Diversified Metals & Mining 0.9%
6,786,000	Talon Metals Corp.*	2,688,673

	Diversified Support Services 1.1%
2,769,000	Johnson Service Group PLC*	3,357,222

	Electronic Components 0.0%
48,413	VIA Optronics AG, ADR*	102,635

	Electronic Equipment & Instruments 3.7%
63,000	FARO Technologies, Inc.*	1,942,290
556,000	Luna Innovations, Inc.*	3,241,480
295,000	Napco Security Technologies, Inc.*	6,074,050

		11,257,820

	Electronic Manufacturing Services 0.8%
32,000	Fabrinet*	2,595,200

	Financial Exchanges & Data 0.6%
191,000	Open Lending Corp., Class A*	1,953,930

	Food Distributors 1.4%
114,000	Chefs’ Warehouse, Inc.*	4,433,460

	Health Care Distributors 0.8%
149,000	PetIQ, Inc.*	2,501,710

WASATCH MICRO CAP VALUE FUND (WAMVX / WGMVX)	JUNE 30, 2022 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Health Care Equipment 2.0%
643,000	Brainsway Ltd., ADR*	$3,195,710
2,907,000	Conformis, Inc.*	1,028,497
85,000	Inmode Ltd.*	1,904,850

		6,129,057

	Health Care Services 5.2%
74,000	Addus HomeCare Corp.*	6,162,720
454,925	InfuSystem Holdings, Inc.*	4,380,928
496,300	Sharps Compliance Corp.*	1,449,196
774,000	Viemed Healthcare, Inc.*	4,164,120

		16,156,964

	Health Care Supplies 2.1%
362,000	Bioventus, Inc., Class A*	2,468,840
94,000	OrthoPediatrics Corp.*	4,056,100

		6,524,940

	Health Care Technology 3.2%
647,237	Instem PLC*	5,869,719
79,000	Nexus AG	4,139,403

		10,009,122

	Home Furnishings 0.9%
102,000	Lovesac Co.*	2,805,000

	Homebuilding 2.1%
138,004	Skyline Champion Corp.*	6,544,150

	Human Resource & Employment Services 0.8%
168,387	Creek & River Co. Ltd.	2,542,932

	Industrial Machinery 3.6%
30,000	John Bean Technologies Corp.	3,312,600
22,000	Kadant, Inc.	4,011,700
34,000	Kornit Digital Ltd.*	1,077,800
221,000	va-Q-tec AG*	2,816,219

		11,218,319

	Integrated Telecommunication Services 1.2%
323,000	Ooma, Inc.*	3,824,320

	Interactive Media & Services 0.6%
193,000	VerticalScope Holdings, Inc.*	1,829,242

	Internet Services & Infrastructure 0.8%
57,000	Tucows, Inc., Class A*	2,537,070

	Investment Banking & Brokerage 2.3%
365,060	JDC Group AG*	7,153,958

	IT Consulting & Other Services 3.7%
984,000	AgileThought, Inc.*	5,087,280
182,000	Grid Dynamics Holdings, Inc.*	3,061,240
1,321,000	Pivotree, Inc.* ‡‡	3,386,653

		11,535,173

	Leisure Facilities 0.9%
1,175,000	Gym Group PLC*	2,720,484

	Leisure Products 1.1%
188,000	American Outdoor Brands, Inc.*	1,787,880
77,000	Clarus Corp.	1,462,230

		3,250,110

WASATCH MICRO CAP VALUE FUND (WAMVX / WGMVX)	JUNE 30, 2022 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Life Sciences Tools & Services 1.5%
252,000	Ergomed PLC*	$3,079,867
167,000	Inotiv, Inc.*	1,603,200

		4,683,067

	Mortgage REITs 1.4%
286,567	AFC Gamma, Inc.	4,393,072

	Movies & Entertainment 1.5%
1,665,953	Thunderbird Entertainment Group, Inc.*	4,723,997

	Oil & Gas Exploration & Production 3.3%
1,192,000	Evolution Petroleum Corp.	6,508,320
377,153	New Stratus Energy, Inc.*	225,612
1,478,921	Yangarra Resources Ltd.*	3,331,938

		10,065,870

	Packaged Foods & Meats 0.6%
36,000	Freshpet, Inc.*	1,868,040

	Pharmaceuticals 1.1%
461,000	Harrow Health, Inc.*	3,356,080

	Regional Banks 3.8%
182,000	California BanCorp*	3,459,820
190,000	Esquire Financial Holdings, Inc.	6,327,000
218,692	Finwise Bancorp*	2,040,396

		11,827,216

	Research & Consulting Services 3.2%
54,815	ICF International, Inc.	5,207,425
1,830,000	Knights Group Holdings PLC	1,915,787
151,450	Red Violet, Inc.*	2,883,608

		10,006,820

	Restaurants 0.8%
530,000	Noodles & Co.*	2,491,000

	Semiconductor Equipment 1.4%
228,000	Veeco Instruments, Inc.*	4,423,200

	Semiconductors 3.0%
96,867	Impinj, Inc.*	5,683,187
22,000	SiTime Corp.*	3,586,660

		9,269,847

	Specialized Finance 1.5%
140,000	A-Mark Precious Metals, Inc.	4,515,000

	Specialty Chemicals 1.3%
401,000	Neo Performance Materials, Inc.	3,872,304

	Steel 1.3%
118,000	Haynes International, Inc.	3,866,860

	Thrifts & Mortgage Finance 5.8%
109,000	Axos Financial, Inc.*	3,907,650
416,000	Mortgage Advice Bureau Holdings Ltd.	4,557,572
776,000	Sterling Bancorp, Inc.*	4,423,200
464,000	Velocity Financial, Inc.*	5,099,360

		17,987,782

	Trading Companies & Distributors 4.0%
142,000	Global Industrial Co.	4,795,340
167,000	Hardwoods Distribution, Inc.	3,666,423

WASATCH MICRO CAP VALUE FUND (WAMVX / WGMVX)	JUNE 30, 2022 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
225,000	Karat Packaging, Inc.*	$3,838,500

		12,300,263

	Total Common Stocks (cost $287,109,934)	288,361,407

	LIMITED LIABILITY COMPANY MEMBERSHIP INTEREST 0.0%

	Pharmaceuticals 0.0%
50,528	Regenacy Pharmaceuticals LLC* *** †	22,232

	Total Limited Liability Company Membership Interest (cost $30,001)	22,232

	WARRANTS 0.0%

	Trading Companies & Distributors 0.0%
289,536	Greenlane Holdings, Inc., expiring 2/24/2026* *** †	0

	Total Warrants (cost $396,902)	0

Principal Amount		Value
	SHORT-TERM INVESTMENTS 6.5%

	Repurchase Agreement 6.5%
$20,113,527	Repurchase Agreement dated 6/30/22, 0.24% due 7/1/22 with Fixed Income Clearing Corp. collateralized by $20,113,527 of United States Treasury Notes 2.625% due 4/15/2025; value: $6,488,480; repurchase proceeds: $20,515,863 (cost $20,515,864)	$20,113,527

	Total Short-Term Investments (cost $20,113,527)	20,113,527

	Total Investments (cost $307,650,364) 99.9%	308,497,167
	Other Assets less Liabilities 0.1%	374,125

	NET ASSETS 100.0%	$308,871,292

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Trustees (see Note 8).

‡‡Affiliated company (see Note 6).

†Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 7). The aggregate value of securities purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 at June 30, 2022 amounted to approximately $22,232 and represented 0.01% of net assets.

ADR American Depositary Receipt.

PIK Payment In Kind.

See Notes to Schedules of Investments.

At June 30, 2022, Wasatch Micro Cap Value Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Australia	1.5
Canada	9.7
France	0.5

WASATCH MICRO CAP VALUE FUND (WAMVX / WGMVX)	JUNE 30, 2022 (UNAUDITED)

Schedule of Investments (continued)

COUNTRY	%
Germany	4.9
Israel	2.1
Italy	0.5
Japan	0.9
United Kingdom	8.0
United States	71.9

Total	100.0%

WASATCH SMALL CAP GROWTH FUND (WAAEX / WIAEX)	JUNE 30, 2022 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 98.5%

	Apparel Retail 2.3%
701,504	Boot Barn Holdings, Inc.*	$48,340,641

	Application Software 9.0%
981,771	CS Disco, Inc.*	17,711,149
562,990	Five9, Inc.*	51,310,909
913,845	nCino, Inc.*	28,256,087
279,910	Paylocity Holding Corp.*	48,821,902
458,375	Q2 Holdings, Inc.*	17,679,524
452,285	Sprout Social, Inc., Class A*	26,264,190

		190,043,761

	Asset Management & Custody Banks 4.2%
1,346,262	Focus Financial Partners, Inc., Class A*	45,853,684
1,644,311	StepStone Group, Inc., Class A	42,801,415

		88,655,099

	Auto Parts & Equipment 1.7%
757,028	XPEL, Inc.*	34,770,296

	Biotechnology 3.7%
1,526,628	Atara Biotherapeutics, Inc.*	11,892,432
1,646,145	C4 Therapeutics, Inc.*	12,411,933
677,343	ChemoCentryx, Inc.*	16,784,560
168,848	Cytokinetics, Inc.*	6,634,038
43,531	Kymera Therapeutics, Inc.*	857,125
1,160,786	MacroGenics, Inc.*	3,424,319
399,075	Nkarta, Inc.*	4,916,604
702,738	Nurix Therapeutics, Inc.*	8,903,691
2,982,602	Sangamo Therapeutics, Inc.*	12,347,972

		78,172,674

	Building Products 2.6%
454,618	AAON, Inc.	24,894,882
1,768,814	AZEK Co., Inc.*	29,609,946

		54,504,828

	Data Processing & Outsourced Services 4.7%
453,904	Euronet Worldwide, Inc.*	45,658,203
2,128,403	Repay Holdings Corp.*	27,349,979
1,485,962	TaskUS, Inc., Class A* ‡‡	25,053,319

		98,061,501

	Distillers & Vintners 2.1%
5,500,000	Vintage Wine Estates, Inc.* ‡‡	43,230,000

	Financial Exchanges & Data 1.0%
2,089,753	Open Lending Corp., Class A*	21,378,173

	General Merchandise Stores 3.0%
1,056,216	Ollie’s Bargain Outlet Holdings, Inc.*	62,052,690

	Health Care Facilities 4.7%
984,215	Ensign Group, Inc.	72,310,276
2,019,805	Pennant Group, Inc.* ‡‡	25,873,702

		98,183,978

	Health Care Services 1.0%
1,004,634	Castle Biosciences, Inc.*	22,051,716

WASATCH SMALL CAP GROWTH FUND (WAAEX / WIAEX)	JUNE 30, 2022 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Health Care Supplies 3.7%
1,875,711	Neogen Corp.*	$45,185,878
899,354	Silk Road Medical, Inc.*	32,727,492

		77,913,370

	Health Care Technology 2.0%
232,910	Inspire Medical Systems, Inc.*	42,545,670

	Home Improvement Retail 2.2%
720,540	Floor & Decor Holdings, Inc., Class A*	45,365,198

	Homebuilding 1.9%
455,993	LGI Homes, Inc.*	39,625,792

	Industrial Machinery 7.4%
920,037	Helios Technologies, Inc.	60,952,452
1,041,916	Kornit Digital Ltd.*	33,028,737
4,189,173	Markforged Holding Corp.*	7,749,970
297,320	RBC Bearings, Inc.*	54,989,334

		156,720,493

	Insurance Brokers 1.5%
695,838	Goosehead Insurance, Inc., Class A	31,778,921

	Interactive Media & Services 2.2%
3,069,816	ZipRecruiter, Inc., Class A*	45,494,673

	Internet & Direct Marketing Retail 1.1%
1,169,843	Global-e Online Ltd.*	23,595,733

	IT Consulting & Other Services 4.2%
300,160	Globant SA*	52,227,840
2,188,538	Grid Dynamics Holdings, Inc.*	36,811,209

		89,039,049

	Leisure Products 2.4%
1,181,588	YETI Holdings, Inc.*	51,127,313

	Life Sciences Tools & Services 3.7%
526,929	Medpace Holdings, Inc.*	78,865,463

	Managed Health Care 3.1%
1,063,943	HealthEquity, Inc.*	65,315,461

	Oil & Gas Equipment & Services 0.7%
827,153	DMC Global, Inc.*	14,913,569

	Packaged Foods & Meats 2.0%
817,036	Freshpet, Inc.*	42,395,998

	Personal Products 0.8%
695,494	BellRing Brands, Inc.*	17,310,846

	Pharmaceuticals 2.7%
88,820	Arvinas, Inc.*	3,738,434
1,199,678	Esperion Therapeutics, Inc.*	7,629,952
797,623	Intra-Cellular Therapies, Inc.*	45,528,321

		56,896,707

	Regional Banks 2.8%
807,660	Pinnacle Financial Partners, Inc.	58,401,895

	Semiconductor Equipment 1.6%
371,689	Nova Ltd.*	32,905,627

	Semiconductors 1.6%
200,406	SiTime Corp.*	32,672,190

WASATCH SMALL CAP GROWTH FUND (WAAEX / WIAEX)	JUNE 30, 2022 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Specialized Consumer Services 1.6%
3,124,282	Mister Car Wash, Inc.*	$33,992,188

	Specialty Stores 1.9%
355,677	Five Below, Inc.*	40,344,442

	Systems Software 6.5%
562,305	CyberArk Software Ltd.*	71,952,548
978,913	Rapid7, Inc.*	65,391,388

		137,343,936

	Trading Companies & Distributors 0.9%
157,606	SiteOne Landscape Supply, Inc.*	18,734,625

	Total Common Stocks (cost $2,149,808,229)	2,072,744,516

	PREFERRED STOCKS 1.1%

	Semiconductor Equipment 0.0%
184,939	Nanosys, Inc., Series A-1 Pfd.* *** †	59,180
991,999	Nanosys, Inc., Series A-2 Pfd.* *** †	317,440

		376,620

	Systems Software 0.5%
1,114,610	DataStax, Inc., Series E Pfd.* *** †	9,652,523

	Textiles 0.6%
611,205	Johnnie-O Holdings, Inc., Series A Pfd.* *** ‡‡ †	12,486,918

	Total Preferred Stocks (cost $27,898,331)	22,516,061

	WARRANTS 0.0%

	Pharmaceuticals 0.0%
1,199,678	Esperion Therapeutics, Inc., expiring 12/7/2023* *** †	659,823

	Total Warrants (cost $538,893)	659,823

Principal Amount		Value
	SHORT-TERM INVESTMENTS 0.5%

	Repurchase Agreement 0.5%
$10,231,511	Repurchase Agreement dated 6/30/22, 0.24% due 7/1/22 with Fixed Income Clearing Corp. collateralized by $10,580,000 of United States Treasury Notes 2.625% due 4/15/2025; value: $10,436,175; repurchase proceeds: $10,231,511 (cost $10,231,511)	$10,231,511

	Total Short-Term Investments (cost $10,231,511)	10,231,511

	Total Investments (cost $2,188,476,964) 100.1%	2,106,151,911
	Liabilities less Other Assets (0.1%)	(1,471,896)

	NET ASSETS 100.0%	$2,104,680,015

WASATCH SMALL CAP GROWTH FUND (WAAEX / WIAEX)	JUNE 30, 2022 (UNAUDITED)

Schedule of Investments (continued)

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Trustees (see Note 8).

‡‡Affiliated company (see Note 6).

†Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 7). The aggregate value of securities purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 at June 30, 2022 amounted to approximately $23,175,884 and represented 1.10% of net assets.

See Notes to Schedules of Investments.

At June 30, 2022, Wasatch Small Cap Growth Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Israel	7.7
United States	92.3

Total	100.0%

WASATCH SMALL CAP VALUE FUND (WMCVX / WICVX)	JUNE 30, 2022 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 99.1%

	Advertising 1.5%
898,715	Thryv Holdings, Inc.*	$20,122,229

	Aerospace & Defense 1.2%
153,827	HEICO Corp., Class A	16,210,289

	Application Software 1.9%
612,347	Ebix, Inc.	10,348,664
159,611	Five9, Inc.*	14,546,947

		24,895,611

	Asset Management & Custody Banks 4.5%
599,828	Artisan Partners Asset Management, Inc., Class A	21,335,882
547,040	Focus Financial Partners, Inc., Class A*	18,632,182
308,680	Hamilton Lane, Inc., Class A	20,737,123

		60,705,187

	Automotive Retail 1.7%
521,632	Monro, Inc.	22,367,580

	Biotechnology 1.2%
566,706	Atara Biotherapeutics, Inc.*	4,414,640
308,461	C4 Therapeutics, Inc.*	2,325,796
141,084	ChemoCentryx, Inc.*	3,496,061
166,204	Kymera Therapeutics, Inc.*	3,272,557
258,254	Nurix Therapeutics, Inc.*	3,272,078

		16,781,132

	Building Products 3.2%
2,839,378	Janus International Group, Inc.*	25,639,583
311,090	Trex Co., Inc.*	16,929,518

		42,569,101

	Commercial Printing 0.7%
232,627	Cimpress PLC*	9,049,190

	Commodity Chemicals 3.2%
371,851	AdvanSix, Inc.	12,434,697
1,076,289	Valvoline, Inc.	31,029,412

		43,464,109

	Construction & Engineering 1.7%
1,072,430	Construction Partners, Inc., Class A*	22,456,684

	Data Processing & Outsourced Services 3.2%
304,073	Euronet Worldwide, Inc.*	30,586,703
697,419	TaskUS, Inc., Class A*	11,758,484

		42,345,187

	Diversified Chemicals 0.8%
396,889	Huntsman Corp.	11,251,803

	Education Services 2.1%
296,956	Grand Canyon Education, Inc.*	27,970,286

	Electronic Components 1.1%
792,957	Vishay Intertechnology, Inc.	14,130,494

	Electronic Manufacturing Services 2.1%
343,257	Fabrinet*	27,838,143

	Financial Exchanges & Data 2.0%
470,553	Donnelley Financial Solutions, Inc.*	13,782,497

WASATCH SMALL CAP VALUE FUND (WMCVX / WICVX)	JUNE 30, 2022 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
1,318,290	Open Lending Corp., Class A*	$13,486,107

		27,268,604

	Food Retail 1.7%
880,030	Sprouts Farmers Market, Inc.*	22,282,360

	General Merchandise Stores 2.6%
592,881	Ollie’s Bargain Outlet Holdings, Inc.*	34,831,759

	Health Care Facilities 3.9%
717,716	Ensign Group, Inc.	52,730,594

	Home Furnishings 1.0%
484,403	Lovesac Co.*	13,321,082

	Homebuilding 3.1%
195,355	LGI Homes, Inc.*	16,976,349
505,659	Skyline Champion Corp.*	23,978,350

		40,954,699

	Industrial Machinery 9.3%
1,098,672	Altra Industrial Motion Corp.	38,728,188
387,201	Helios Technologies, Inc.	25,652,066
327,847	Kadant, Inc.	59,782,901

		124,163,155

	Investment Banking & Brokerage 1.8%
627,906	Moelis & Co., Class A	24,708,101

	Leisure Products 1.4%
421,285	YETI Holdings, Inc.*	18,229,002

	Life Sciences Tools & Services 2.0%
179,002	Medpace Holdings, Inc.*	26,791,229

	Managed Health Care 2.7%
596,210	HealthEquity, Inc.*	36,601,332

	Mortgage REITs 1.0%
1,018,818	Arbor Realty Trust, Inc.	13,356,704

	Oil & Gas Equipment & Services 1.3%
428,953	Cactus, Inc., Class A	17,273,937

	Oil & Gas Exploration & Production 4.8%
2,122,968	Magnolia Oil & Gas Corp., Class A	44,561,099
438,114	Matador Resources Co.	20,411,731

		64,972,830

	Paper Products 1.0%
1,074,653	Resolute Forest Products, Inc.*	13,712,572

	Pharmaceuticals 2.1%
491,249	Intra-Cellular Therapies, Inc.*	28,040,493

	Property & Casualty Insurance 1.0%
226,010	Axis Capital Holdings Ltd.	12,902,911

	Real Estate Services 0.7%
2,502,014	Compass, Inc., Class A, Class A*	9,032,271

	Regional Banks 10.5%
1,321,482	Bank OZK	49,595,219
920,595	FB Financial Corp.	36,105,736
364,339	ServisFirst Bancshares, Inc.	28,753,634
630,172	Webster Financial Corp.	26,561,750

		141,016,339

WASATCH SMALL CAP VALUE FUND (WMCVX / WICVX)	JUNE 30, 2022 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Research & Consulting Services 0.8%
1,033,322	Legalzoom.com, Inc.*	$11,356,209

	Semiconductor Equipment 3.3%
233,215	Nova Ltd.*	20,646,524
1,193,249	Veeco Instruments, Inc.*	23,149,031

		43,795,555

	Specialized Consumer Services 0.7%
922,854	Mister Car Wash, Inc.*	10,040,652

	Specialized REITs 1.9%
521,384	National Storage Affiliates Trust	26,105,697

	Specialty Chemicals 3.0%
414,800	Innospec, Inc.	39,733,692

	Steel 0.9%
366,912	Schnitzer Steel Industries, Inc., Class A	12,049,390

	Thrifts & Mortgage Finance 2.3%
866,757	Axos Financial, Inc.*	31,073,238

	Trading Companies & Distributors 1.1%
311,542	Rush Enterprises, Inc., Class A	15,016,324

	Trucking 1.1%
669,328	Schneider National, Inc., Class B	14,979,561

	Total Common Stocks (cost $1,255,192,272)	1,328,497,317

Principal Amount		Value
	SHORT-TERM INVESTMENTS 1.1%

	Repurchase Agreement 1.1%
$15,107,572	Repurchase Agreement dated 6/30/22, 0.24% due 7/1/22 with Fixed Income Clearing Corp. collateralized by $15,622,100 of United States Treasury Notes 2.625% due 4/15/2025; value: $15,409,733; repurchase proceeds: $15,107,572 (cost $15,107,572)	$15,107,572

	Total Short-Term Investments (cost $15,107,572)	15,107,572

	Total Investments (cost $1,270,299,844) 100.2%	1,343,604,889
	Liabilities less Other Assets (0.2%)	(3,099,883)

	NET ASSETS 100.0%	$1,340,505,006

	*Non-income producing.

	REIT Real Estate Investment Trust.

	See Notes to Schedules of Investments.

WASATCH SMALL CAP VALUE FUND (WMCVX / WICVX)	JUNE 30, 2022 (UNAUDITED)

Schedule of Investments (continued)

At June 30, 2022, Wasatch Small Cap Value Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Canada	1.0
Israel	1.6
United States	97.4

Total	100.0%

WASATCH ULTRA GROWTH FUND (WAMCX / WGMCX)	JUNE 30, 2022 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 99.0%

	Application Software 11.8%
307,163	Avalara, Inc.*	$21,685,708
217,738	DocuSign, Inc.*	12,493,806
495,768	Five9, Inc.*	45,184,296
73,553	HubSpot, Inc.*	22,113,709
262,979	Paylocity Holding Corp.*	45,868,797
347,746	Q2 Holdings, Inc.*	13,412,563
247,854	Sprout Social, Inc., Class A*	14,392,882

		175,151,761

	Biotechnology 7.5%
1,230,795	Atara Biotherapeutics, Inc.*	9,587,893
1,289,266	C4 Therapeutics, Inc.*	9,721,066
583,125	ChemoCentryx, Inc.*	14,449,837
112,700	Cytokinetics, Inc.*	4,427,983
228,476	Denali Therapeutics, Inc.*	6,724,049
444,125	Exact Sciences Corp.*	17,494,084
968,898	Exagen, Inc.* ‡‡	5,561,474
611,434	Frequency Therapeutics, Inc.*	917,151
228,260	Kymera Therapeutics, Inc.*	4,494,439
1,826,829	MacroGenics, Inc.*	5,389,146
682,856	Nkarta, Inc.*	8,412,786
458,644	Nurix Therapeutics, Inc.*	5,811,019
4,280,057	Sangamo Therapeutics, Inc.*	17,719,436

		110,710,363

	Building Products 2.3%
639,829	Trex Co., Inc.*	34,819,494

	Data Processing & Outsourced Services 1.9%
198,764	Block, Inc.*	12,216,036
1,281,904	Repay Holdings Corp.*	16,472,466

		28,688,502

	Distillers & Vintners 2.4%
4,500,000	Vintage Wine Estates, Inc.* ‡‡	35,370,000

	Electronic Equipment & Instruments 1.0%
1,459,978	nLight, Inc.*	14,920,975

	Financial Exchanges & Data 3.6%
49,558	MarketAxess Holdings, Inc.	12,687,343
2,055,982	Open Lending Corp., Class A*	21,032,696
291,356	Tradeweb Markets, Inc., Class A	19,885,047

		53,605,086

	General Merchandise Stores 3.1%
772,978	Ollie’s Bargain Outlet Holdings, Inc.*	45,412,458

	Health Care Equipment 7.0%
1,995,026	Artivion, Inc.*	37,666,091
278,908	AtriCure, Inc.*	11,396,181
13,764,042	Conformis, Inc.* ‡‡	4,869,718
1,092,126	Outset Medical, Inc.*	16,228,993
1,259,390	Paragon 28, Inc.*	19,986,519
231,112	Tandem Diabetes Care, Inc.*	13,679,519

		103,827,021

	Health Care Services 1.9%
1,278,956	Castle Biosciences, Inc.*	28,073,084

WASATCH ULTRA GROWTH FUND (WAMCX / WGMCX)	JUNE 30, 2022 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Health Care Supplies 4.6%
4,397,119	Cerus Corp.*	$23,260,760
1,219,065	Silk Road Medical, Inc.*	44,361,775

		67,622,535

	Health Care Technology 3.6%
223,395	Inspire Medical Systems, Inc.*	40,807,565
61,200	Veeva Systems, Inc., Class A*	12,120,048

		52,927,613

	Home Improvement Retail 3.0%
708,453	Floor & Decor Holdings, Inc., Class A*	44,604,201

	Homebuilding 2.9%
164,657	LGI Homes, Inc.*	14,308,693
602,715	Skyline Champion Corp.*	28,580,746

		42,889,439

	Industrial Machinery 1.6%
750,989	Kornit Digital Ltd.* (Israel)	23,806,351

	Insurance Brokers 2.9%
342,371	Goosehead Insurance, Inc., Class A	15,636,084
2,345,482	Hagerty, Inc., Class A*	26,949,588

		42,585,672

	IT Consulting & Other Services 3.7%
402,557	Endava PLC, ADR*	35,533,706
107,613	Globant SA*	18,724,662

		54,258,368

	Leisure Products 0.4%
1,412,884	Solo Brands, Inc., Class A*	5,736,309

	Managed Health Care 1.9%
454,124	HealthEquity, Inc.*	27,878,672

	Metal & Glass Containers 1.0%
546,891	TriMas Corp.	15,143,412

	Oil & Gas Exploration & Production 1.0%
690,315	Magnolia Oil & Gas Corp., Class A	14,489,712

	Packaged Foods & Meats 2.7%
759,734	Freshpet, Inc.*	39,422,597

	Pharmaceuticals 4.9%
130,037	Arvinas, Inc.*	5,473,257
1,741,280	Esperion Therapeutics, Inc.*	11,074,541
983,865	Intra-Cellular Therapies, Inc.*	56,159,014

		72,706,812

	Regional Banks 3.7%
1,158,788	Bank OZK	43,489,314
157,536	Pinnacle Financial Partners, Inc.	11,391,428

		54,880,742

	Semiconductor Equipment 5.4%
567,327	Kulicke & Soffa Industries, Inc.	24,287,269
362,484	Nova Ltd.*	32,090,709
1,091,236	PDF Solutions, Inc.*	23,472,486

		79,850,464

	Semiconductors 3.7%
77,412	Monolithic Power Systems, Inc.	29,729,304

WASATCH ULTRA GROWTH FUND (WAMCX / WGMCX)	JUNE 30, 2022 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
332,262	Power Integrations, Inc.	$24,922,973

		54,652,277

	Specialty Chemicals 2.5%
287,352	Balchem Corp.	37,281,049

	Specialty Stores 3.0%
388,165	Five Below, Inc.*	44,029,556

	Systems Software 4.0%
309,166	CyberArk Software Ltd.*	39,560,881
294,096	Rapid7, Inc.*	19,645,613

		59,206,494

	Total Common Stocks (cost $1,567,630,578)	1,464,551,019

	PREFERRED STOCKS 0.7%

	Semiconductor Equipment 0.0%
46,235	Nanosys, Inc., Series A-1 Pfd.*** †	14,795
248,000	Nanosys, Inc., Series A-2 Pfd.*** †	79,360

		94,155

	Textiles 0.7%
509,338	Johnnie-O Holdings, Inc., Series A Pfd.*** † ‡‡	10,405,776

	Total Preferred Stocks (cost $15,546,241)	10,499,931

	WARRANTS 0.2%

	Insurance Brokers 0.1%
450,000	Hagerty, Inc., expiring 12/2/2026 *** †	1,098,000

	Pharmaceuticals 0.1%
1,061,689	Esperion Therapeutics, Inc., expiring 12/7/2023 *** †	583,929

	Total Warrants (cost $2,026,219)	1,681,929

Principal Amount		Value
	SHORT-TERM INVESTMENTS 0.4%

	Repurchase Agreement 0.4%
$6,265,157	Repurchase Agreement dated 6/30/22, 0.24% due 7/1/22 with Fixed Income Clearing Corp. collateralized by $6,478,600 of United States Treasury Notes 2.625% due 4/15/2025; value: $6,390,530; repurchase proceeds: $6,265,157 (cost $6,265,157)	$6,265,157

	Total Short-Term Investments (cost $6,265,157)	6,265,157

	Total Investments (cost $1,591,468,195) 100.3%	1,482,998,036
	Liabilities less Other Assets (0.3%)	(3,824,441)

	NET ASSETS 100.0%	$1,479,173,595

WASATCH ULTRA GROWTH FUND (WAMCX / WGMCX)	JUNE 30, 2022 (UNAUDITED)

Schedule of Investments (continued)

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Trustees (see Note 8).

†Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 7). The aggregate value of securities purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 at June 30, 2022 amounted to approximately $12,181,860 and represented 0.82% of net assets.

‡‡Affiliated company (see Note 6).

ADR American Depositary Receipt.

REIT Real Estate Investment Trust.

See Notes to Schedules of Investments.

At June 30, 2022, Wasatch Ultra Growth Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Israel	6.5
United Kingdom	2.4
United States	91.1

Total	100.0%

WASATCH U.S. SELECT FUND (WAUSX / WGUSX)	JUNE 30, 2022 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 97.3%

	Aerospace & Defense 4.0%
858	HEICO Corp., Class A	$90,416

	Application Software 14.2%
506	Avalara, Inc.*	35,724
596	Five9, Inc.*	54,320
607	Guidewire Software, Inc.*	43,091
112	HubSpot, Inc.*	33,673
289	Paylocity Holding Corp.*	50,407
256	Roper Technologies, Inc.	101,030

		318,245

	Asset Management & Custody Banks 2.2%
722	Hamilton Lane, Inc., Class A	48,504

	Building Products 3.1%
1,280	Trex Co., Inc.*	69,658

	Data Processing & Outsourced Services 1.4%
530	Block, Inc.*	32,574

	Distributors 3.1%
198	Pool Corp.	69,543

	Diversified Support Services 4.0%
818	Copart, Inc.*	88,884

	Electrical Components & Equipment 3.9%
787	AMETEK, Inc.	86,483

	Electronic Components 4.3%
1,483	Amphenol Corp., Class A	95,475

	Electronic Equipment & Instruments 3.9%
925	Cognex Corp.	39,331
407	Novanta, Inc.*	49,357

		88,688

	Financial Exchanges & Data 6.5%
224	MarketAxess Holdings, Inc.	57,346
367	Morningstar, Inc.	88,752

		146,098

	Health Care Facilities 4.0%
1,212	Ensign Group, Inc.	89,046

	Health Care Technology 3.3%
370	Veeva Systems, Inc., Class A*	73,275

	Home Improvement Retail 2.0%
718	Floor & Decor Holdings, Inc., Class A*	45,205

	Industrial Machinery 1.1%
789	Kornit Digital Ltd.* (Israel)	25,011

	Insurance Brokers 1.6%
779	Goosehead Insurance, Inc., Class A	35,577

	IT Consulting & Other Services 2.2%
280	Globant SA*	48,720

	Leisure Products 2.2%
1,125	YETI Holdings, Inc.*	48,679

	Life Sciences Tools & Services 7.0%
444	ICON PLC* (Ireland)	96,215

WASATCH U.S. SELECT FUND (WAUSX / WGUSX)	JUNE 30, 2022 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
400	Medpace Holdings, Inc.*	$59,868

		156,083

	Managed Health Care 3.8%
1,391	HealthEquity, Inc.*	85,393

	Regional Banks 3.7%
2,221	Bank OZK	83,354

	Semiconductors 2.2%
130	Monolithic Power Systems, Inc.	49,925

	Specialty Chemicals 4.4%
770	Balchem Corp.	99,900

	Specialty Stores 2.6%
523	Five Below, Inc.*	59,324

	Systems Software 2.1%
377	CyberArk Software Ltd.* (Israel)	48,241

	Trucking 4.5%
1,966	Lyft, Inc., Class A*	26,108
296	Old Dominion Freight Line, Inc.	75,859

		101,967

	Total Common Stocks (cost $2,156,503)	2,184,268

	Total Investments (cost $2,156,503) 97.3%	2,184,268
	Other Assets less Liabilities 2.7%	60,786

	NET ASSETS 100.0%	$2,245,054

	*Non-income producing.

	See Notes to Schedules of Investments.

At June 30, 2022, Wasatch U.S. Select Fund’s investments, were in the following countries:

COUNTRY	%
Ireland	4.4
Israel	3.4
United States	92.2

Total	100.0%

WASATCH-HOISINGTON U.S. TREASURY FUND (WHOSX)	JUNE 30, 2022 (UNAUDITED)

Schedule of Investments

Principal Amount		Value
	U.S. GOVERNMENT OBLIGATIONS 98.7%
$124,000,000	U.S. Treasury Bond, 1.25%, 5/15/50	$79,607,032
123,000,000	U.S. Treasury Bond, 1.375%, 8/15/50	81,713,321
58,000,000	U.S. Treasury Bond, 1.875%, 11/15/51	43,898,750
54,900,000	U.S. Treasury Bond, 2.25%, 8/15/46	44,601,961
9,500,000	U.S. Treasury Bond, 2.25%, 8/15/49	7,859,766
22,150,000	U.S. Treasury Bond, 2.50%, 2/15/45	18,910,562
45,530,000	U.S. Treasury Bond, 3.00%, 8/15/48	43,347,761

	Total U.S. Government Obligations (cost $376,521,530)	319,939,153

	SHORT-TERM INVESTMENTS 0.8%

	Repurchase Agreement 0.8%
2,518,594	Repurchase Agreement dated 6/30/22, 0.24% due 7/1/22 with Fixed Income Clearing Corp. collateralized by $2,604,400 of United States Treasury Notes 2.625% due 4/15/2025; value: $2,568,996; repurchase proceeds: $2,518,594 (cost $2,518,594)	2,518,594

	Total Short-Term Investments (cost $2,518,594)	2,518,594

	Total Investments (cost $379,040,124) 99.5%	322,457,747
	Other Assets less Liabilities 0.5%	1,687,687

	NET ASSETS 100.0%	$324,145,434

	See Notes to Schedules of Investments.

WASATCH FUNDS – Notes to Schedule of Investments	JUNE 30, 2022 (UNAUDITED)

1. ORGANIZATION

Wasatch Funds Trust (the “Trust”) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and consists of 20 series or funds (each a “Fund” and collectively the “Funds”). The Core Growth Fund, Global Opportunities Fund, Global Value Fund, International Growth Fund, International Opportunities Fund, Long/Short Alpha Fund, Micro Cap Fund, Micro Cap Value Fund, Small Cap Growth Fund, Small Cap Value Fund, Ultra Growth Fund and Wasatch-Hoisington U.S. Treasury Fund (“U.S. Treasury Fund”) (sub-advised) are each a diversified fund. The Emerging India Fund, Emerging Markets Select Fund, Emerging Markets Small Cap Fund, Frontier Emerging Small Countries Fund, Global Select Fund, Greater China Fund, International Select Fund ) and Wasatch U.S Select Fund are each a non-diversified fund. Each Fund maintains its own investment objective(s).

On November 9, 2011, the Trust redesignated the shares of the Funds into Investor Class shares effective January 31, 2012, and authorized and designated a new Institutional Class of shares in the Funds. Currently 19 funds offer Institutional Class shares: Core Growth Fund, Global Value Fund and Small Cap Value Fund, which commenced operations on January 31, 2012, Emerging Markets Select Fund, which commenced operations on December 13, 2012. Emerging India Fund, Emerging Markets Small Cap Fund, Frontier Emerging Small Countries Fund, Global Opportunities Fund, International Growth Fund, International Opportunities Fund and Small Cap Growth Fund, which commenced operations on February 1, 2016. Global Select Fund and International Select Fund, which commenced operations on October 1, 2019. Micro Cap Fund, Micro Cap Value Fund and Ultra Growth Fund, which commenced operations on January 31, 2020, Greater China Fund, which commenced operations on November 30, 2020. Long/Short Alpha Fund, which commenced operations on October 1, 2021. Wasatch U.S Select Fund, which commenced operations on June 13, 2022. Each class of shares for each Fund has identical rights and privileges except with respect to purchase minimums, distribution and service charges, shareholder services, voting rights on matters affecting a single class of shares, and the exchange and conversion features. The Funds have entered into an investment advisory agreement with Wasatch Advisors, Inc., d/b/a Wasatch Global Investors, as investment advisor (the “Advisor” or “Wasatch”).

The Core Growth, Emerging India, Emerging Markets Select, Emerging Markets Small Cap, Frontier Emerging Small Countries, Global Opportunities, Global Select, Global Value, Greater China, International Growth, International Opportunities, International Select, Long/Short Alpha, Micro Cap, Micro Cap Value, Small Cap Growth, Small Cap Value, Ultra Growth and U.S Select Funds are referred to herein as “Equity Funds.”

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant policies related to investments of the Funds held at June 30, 2022. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The Funds are investment companies and accordingly they follow the investment company accounting and reporting guidance in accordance with the Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

Valuation of Securities – All investments in securities are recorded at their estimated fair value as described in Note 8.

Foreign Currency Translations – Values of investments denominated in foreign currencies are converted into U.S. dollars using the current exchange rates each business day (generally 4:00 p.m. Eastern Time). Purchases and sales of investments and dividend income are translated into U.S. dollars using the current prevailing exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized gains or losses on securities is reflected as a component of such gains or losses. Transactions in foreign denominated assets may involve greater risks than domestic transactions.

Investment in Securities and Related Investment Income – Security transactions are accounted for on the trade date. Gains or losses on securities sold are determined on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date except that certain dividends from foreign securities may be recorded after the ex-dividend date based on when the Fund is informed of the dividend. Interest income and estimated expenses are accrued daily. Bond discount and premiums are amortized using the interest method. To the extent dividends received include return of capital or capital gain distributions, such distributions are recorded as a reduction to cost of the related security or as a realized gain or loss.

WASATCH FUNDS – Notes to Financial Statements (continued)	JUNE 30, 2022 (UNAUDITED)

SIGNIFICANT ACCOUNTING POLICIES (continued)

For financial reporting purposes the estimate on all real estate investment trust (REIT) rates are based on prior year average rates made public by the REITs. To obtain these rates Wasatch utilizes a service through Wall Street Concepts, which gathers and disseminates the information. Prior to filing tax returns, REIT rates are trued up for actual rates. The differences between the actual versus the trued-up rates are captured in the next fiscal year’s financial reporting process.

3. SECURITIES AND OTHER INVESTMENTS

Repurchase Agreements – The Funds may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase and the fund to resell the obligation at an agreed upon price and time. The market value of the collateral must be at least equal at all times to the total amount of the repurchase obligation, including interest. Generally, in the event of counterparty default, the fund has the right to use the collateral to offset losses incurred.

Short Sales – The Equity Funds, the Long/Short Alpha Fund in particular, may enter into short sales whereby a fund sells a security it generally does not own (the security is borrowed), in anticipation of a decline in the security’s price. The initial amount of a short sale is recorded as a liability which is marked-to-market daily. Fluctuations in the value of the short liability are recorded as unrealized gains or losses. If a Fund shorts a security when also holding a long position in the security (a “short against the box”), as the security’s price declines, the short position increases in value, offsetting the long position’s decrease in value. The opposite effect occurs if the security’s price rises. A Fund realizes a gain or loss upon closing of the short sale (returning the security to the counterparty by way of purchase or delivery of a long position owned). Possible losses from short sales may be unlimited, whereas losses from security purchases cannot exceed the total amount invested. The Funds are liable to the lender for any dividends payable on securities while those securities are in a short position. These dividends are an expense of the Funds. The Funds designate collateral consisting of cash, U.S. government securities or other liquid assets sufficient to collateralize the market value of short positions.

Participation Notes – Certain Funds may invest in Participation Notes (P-Notes). P-Notes are promissory notes designed to offer a return linked to the performance of a particular underlying equity security or market. P-Notes are issued by banks or broker-dealers and allow a fund to gain exposure to common stocks in markets in which the fund is currently not approved to directly invest, or in markets that prohibit direct investment by foreign purchasers. While the holder of a P-Note is entitled to receive from the bank or broker-dealer any dividends or other distributions paid on the underlying securities, the holder is not entitled to the same rights as an owner of the underlying securities, such as voting rights. Income received from P-Notes is recorded as dividend income in the Statements of Operations. P-Notes are considered general unsecured contractual obligations of the bank or broker-dealer. Risks associated with P-Notes include the possible failure of a counterparty (i.e., the issuing bank or broker-dealer) to perform in accordance with the terms of the agreement, inability to transfer or liquidate the notes, potential delays or an inability to redeem the notes before maturity under certain market conditions, and limited legal recourse against the issuer of the underlying common stock.

4. FINANCIAL DERIVATIVE INSTRUMENTS

Foreign Currency Contracts – The Funds may enter into foreign currency contracts to settle planned purchases or sales of securities or to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and a foreign currency involved in an underlying transaction. Foreign currency contracts are agreements between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in currency exchange rates. Foreign currency contracts are marked-to-market daily and the change in market value is recorded by a fund as unrealized appreciation or depreciation. When a foreign currency contract is closed, the fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Schedule of Investments. In addition, a fund could be exposed to credit risk if a counterparty is unable or unwilling to meet the terms of the contracts or if the value of the currency changes unfavorably. In connection with these contracts, the Funds may segregate cash and/or securities in a sufficient amount as collateral in accordance with the terms of the respective contracts. None of the Funds entered into foreign currency contracts transactions this period.

WASATCH FUNDS – Notes to Financial Statements (continued)	JUNE 30, 2022 (UNAUDITED)

5. FEDERAL INCOME TAX INFORMATION

As of June 30, 2022, the cost and unrealized appreciation (depreciation) of securities on a tax basis were as follows:

	Core Growth Fund	Emerging India Fund	Emerging Markets Select Fund	Emerging Markets Small Cap Fund	Frontier Emerging Small Countries Fund
Cost	$2,543,362,043	$361,780,867	$425,483,095	$365,958,030	$44,942,750

Gross appreciation	$684,197,658	$138,956,419	$7,403,957	$123,569,755	$6,154,987
Gross (depreciation)	(393,257,959)	(12,776,930)	(103,898,561)	(60,158,720)	(9,638,195)

Net appreciation (depreciation)	$290,939,699	$126,179,489	$(96,494,604)	$63,411,035	$(3,483,208)

	Global Opportunities Fund	Global Select Fund	Global Value Fund	Greater China Fund	International Growth Fund
Cost	$162,142,260	$15,677,677	$121,274,892	$7,547,523	$607,196,817

Gross appreciation	$35,483,450	$1,164,468	$17,157,388	$203,281	$166,067,313
Gross (depreciation)	(25,158,879)	(3,578,433)	(6,971,039)	(1,465,297)	(69,880,610)

Net appreciation (depreciation)	$10,324,571	$(2,413,965)	$10,186,349	$(1,262,016)	$96,186,703

	International Opportunities Fund	International Select Fund	Long/Short Alpha Fund	Micro Cap Fund	Micro Cap Value Fund
Cost	$445,842,518	$6,380,730	$31,080,132	$785,609,635	$290,707,353

Gross appreciation	$94,815,663	$241,831	$516,980	$83,190,963	$46,785,684
Gross (depreciation)	(90,474,939)	(1,108,779)	(8,325,910)	(189,863,637)	(49,109,397)

Net appreciation (depreciation)	$4,340,724	$(866,948)	$(7,808,930)	$(106,672,674)	$(2,323,713)

	Small Cap Growth Fund	Small Cap Value Fund	Ultra Growth Fund	U.S. Select Fund	U.S. Treasury Fund
Cost	$2,187,876,699	$1,273,272,455	$1,607,764,966	$2,156,503	$377,496,420

Gross appreciation	$471,484,680	$195,714,299	$269,525,263	$59,083	$—
Gross (depreciation)	(563,440,979)	(140,489,437)	(400,557,350)	(31,318)	(57,557,267)

Net appreciation (depreciation)	$(91,956,299)	$55,224,862	$(131,032,087)	$27,765	$(57,557,267)

The difference between book-basis and tax-basis unrealized gains (losses) is primarily attributable to the tax deferral of losses on wash sales.

6. TRANSACTIONS WITH AFFILIATES

If a Fund’s holding represents ownership of 5% or more of the voting securities of a company, the company is deemed to be an affiliate as defined by the 1940 Act. The following Funds conducted transactions during the period ended June 30, 2022 with an “affiliated company” as so defined:

	Value, Beginning Of the Period	Purchases At Cost	Proceeds From Sales	Value, End Of the Period	Dividends Credited to Income for the Period ended 6/30/2022	Gain (Loss) Realized on Sale of Shares For the Period ended 6/30/2022	Change in Unrealized Appreciation for The Period ended 6/30/2022
Core Growth Fund
Common Stock
1-800-Flowers.com, Inc., Class A*	$58,669,388	$—	$46,616,756	$—	$—	$(8,268,400)	$(3,784,232)

WASATCH FUNDS – Notes to Financial Statements (continued)	JUNE 30, 2022 (UNAUDITED)

TRANSACTIONS WITH AFFILIATES (continued)

	Value, Beginning Of the Period	Purchases At Cost	Proceeds From Sales	Value, End Of the Period	Dividends Credited to Income for the Period ended 6/30/2022	Gain (Loss) Realized on Sale of Shares For the Period ended 6/30/2022	Change in Unrealized Appreciation for The Period ended 6/30/2022
Micro Cap Fund
Common Stock
Allied Motion Technologies, Inc.*	$23,140,694	$—	$7,714,237	$11,354,632	$46,740	$(359,616)	$(3,712,209)
IM Cannabis Corp.	14,940,315	—	1,188,232	2,254,778	—	(2,162,535)	(9,334,770)
Motorsport Games, Inc., Class A*	18,194,448	—	1,731,765	—	—	(25,167,848)	8,705,165
PharmaCielo Ltd.	10,806,048	66,445	1,446,712	2,702,080	—	(2,615,694)	(4,108,007)
Superior Group of Cos., Inc.*	22,445,738	—	3,493,291	13,980,823	—	(1,046,964)	(3,924,660)
Transcat, Inc.*	41,283,384	—	32,091,475	12,727,031	—	19,905,531	(16,370,409)
UFP Technologies, Inc.*	27,674,235	2,428,429	17,861,600	18,007,168	—	5,157,985	608,119
Versus Systems, Inc.	3,085,757	1,229,003	37,133	721,296	—	(365,288)	(3,191,043)
Vintage Wine Estates, Inc.	44,325,092	—	9,473,139	26,170,373	—	(2,303,945)	(6,377,635)
Warrants
IM Cannabis Corp., expiring 05/7/2026	225,000	—	—	—	—	—	(225,000)
Versus Systems, Inc., expiring 1/15/2022	—	—	6,400	—	—	—	6,400
Versus Systems, Inc., expiring 1/15/2026	891,520	—	—	50,646	—	—	(840,874)
Versus Systems, Inc., expiring 1/15/2026	359,040	—	—	21,120	—	—	(337,920)
Versus Systems, Inc., expiring 2/28/2027	—	277,397	—	18,750	—	—	(258,647)

	$207,371,271	$4,001,274	$75,043,984	$88,008,697	$46,740	$(8,958,374)	$(39,361,490)

Micro Cap Value Fund
Common Stock
Pivotree, Inc.	$1,339,216	$3,105,173	$—	$3,386,653	$—	$—	$(1,057,736)

Small Cap Growth Fund
Common Stock
DMC Global, Inc.*	$45,955,866	$—	$9,757,155	$14,913,569	$—	$(9,993,850)	$(11,291,292)
Johnnie-O Holdings, Inc., Series A Pfd.	—	17,999,987	—	12,486,918	—	—	(5,513,069)
Pennant Group, Inc.	20,453,003	28,075,444	949,765	25,873,702	—	(1,939,344)	(19,765,636)
TaskUS, Inc., Class A	—	68,909,931	1,320,774	25,053,319	—	(824,280)	(41,711,558)
Vintage Wine Estates, Inc., PIPE Shares	52,800,000	—	—	43,230,000	—	—	(9,570,000)

	$119,208,869	$114,985,362	$12,027,694	$121,557,508	$—	$(12,757,474)	$(87,851,555)

Small Cap Value Fund
Common Stock
National CineMedia, Inc.*	$14,495,864	$—	$6,202,086	$—	$428,534	$(14,072,221)	$5,778,443

Ultra Growth Fund
Common Stock
Artivion, Inc.*	$51,376,332	$1,217,618	$7,196,443	$37,666,091	$—	$(3,414,145)	$(4,317,271)
Conformis, Inc.	18,586,645	—	140,387	4,869,718	—	(81,036)	(13,495,504)
Exagen, Inc.	14,348,367	—	559,911	5,561,474	—	(1,389,585)	(6,837,397)
Johnnie-O Holdings, Inc., Series A Pfd.	—	15,000,004	—	10,405,775	—	—	(4,594,229)
Vintage Wine Estates, Inc., PIPE Shares	43,200,000	—	—	35,370,000	—	—	(7,830,000)

	$127,511,344	$16,217,622	$7,896,741	$93,873,058	$—	$(4,884,766)	$(37,074,401)

WASATCH FUNDS – Notes to Financial Statements (continued)	JUNE 30, 2022 (UNAUDITED)

TRANSACTIONS WITH AFFILIATES (continued)

	Share Activity				Dividends Credited to Income for the Period ended 6/30/2022	Gain (Loss) Realized on Sale of Shares For the Period ended 6/30/2022	Change in Unrealized Appreciation for the Period ended 6/30/2022
	Balance 9/30/2021	Purchases/ Additions	Sales/ Reductions	Balance 6/30/2022
Core Growth Fund
Common Stock
1-800-Flowers.com, Inc., Class A*	1,922,956	—	1,922,956	—	$—	$(8,268,400)	$(3,784,232)

Micro Cap Fund
Common Stock
Allied Motion Technologies, Inc.*	739,792	—	242,654	497,138	$46,740	$(359,616)	$(3,712,209)
IM Cannabis Corp.	4,208,221	—	668,769	3,539,452	—	(2,162,535)	(9,334,770)
Motorsport Games, Inc., Class A*	1,275,908	—	1,275,908	—	—	(25,167,848)	8,705,165
PharmaCielo Ltd.	10,290,933	101,500	2,396,762	7,995,671	—	(2,615,694)	(4,108,007)
Superior Group of Cos., Inc.*	963,750	—	176,098	787,652	—	(1,046,964)	(3,924,660)
Transcat, Inc.*	640,251	—	416,223	224,028	—	19,905,531	(16,370,409)
UFP Technologies, Inc.*	449,330	38,412	261,436	226,306	—	5,157,985	608,119
Versus Systems, Inc.	838,521	937,500	70,829	1,705,192	—	(365,288)	(3,191,043)
Vintage Wine Estates, Inc.	4,341,341	—	1,011,777	3,329,564	—	(2,303,945)	(6,377,635)
Warrants			—
IM Cannabis Corp., expiring 05/7/2026	450,000	—	—	450,000	—	—	(225,000)
Versus Systems, Inc., expiring 1/15/2022	640,000	—	640,000	—	—	—	6,400
Versus Systems, Inc., expiring 1/15/2026	448,000	—	—	448,000	—	—	(840,874)
Versus Systems, Inc., expiring 1/15/2026	192,000	—	—	192,000	—	—	(337,920)
Versus Systems, Inc., expiring 2/28/2027	—	937,500	—	937,500	—	—	(258,647)

	25,478,047	2,014,912	7,160,456	20,332,503	$46,740	$(8,958,374)	$(39,361,490)

Micro Cap Value Fund
Common Stock
Pivotree, Inc.	510,919	810,081	—	1,321,000	$—	$—	$(1,057,736)

Small Cap Growth Fund
Common Stock
DMC Global, Inc.*	1,245,079	—	417,926	827,153	$—	$(9,993,850)	$(11,291,292)
Johnnie-O Holdings, Inc., Series A Pfd.	—	611,205	—	611,205	—	—	(5,513,069)
Pennant Group, Inc.	728,124	1,341,000	49,319	2,019,805	—	(1,939,344)	(19,765,636)
TaskUS, Inc., Class A	—	1,516,675	30,713	1,485,962	—	(824,280)	(41,711,558)
Vintage Wine Estates, Inc., PIPE Shares	5,500,000	—	—	5,500,000	—	—	(9,570,000)

	7,473,203	3,468,880	497,958	10,444,125	$—	$(12,757,474)	$(87,851,555)

Small Cap Value Fund
Common Stock
National CineMedia, Inc.*	4,071,872	—	4,071,872	—	$428,534	$(14,072,221)	$5,778,443

Ultra Growth Fund
Common Stock
Artivion, Inc.*	2,304,905	69,155	379,034	1,995,026	$—	$(3,414,145)	$(4,317,271)
Conformis, Inc.	13,974,921	—	210,879	13,764,042	—	(81,036)	(13,495,504)
Exagen, Inc.	1,055,027	—	86,129	968,898	—	(1,389,585)	(6,837,397)
Johnnie-O Holdings, Inc., Series A Pfd.	—	509,338	—	509,338	—	—	(4,594,229)
Vintage Wine Estates, Inc., PIPE Shares	4,500,000	—	—	4,500,000	—	—	(7,830,000)

	21,834,853	578,493	676,042	21,737,304	$—	$(4,884,766)	$(37,074,401)

*This security was deemed to no longer meet the criteria of an affiliated company at the reporting date. For financial statement purposes, the total amount of the gain (loss) realized on sale of shares and the total change in unrealized appreciation for the period ended September 30, 2021 is included in the Statements of Operations even though the security was not deemed an affiliated company as of the end of the period.

WASATCH FUNDS – Notes to Financial Statements (continued)	JUNE 30, 2022 (UNAUDITED)

7. RESTRICTED SECURITIES

The Funds may own investments that were purchased through private placement transactions or under Rule 144A of the Securities Act of 1933 (the “Securities Act”) and cannot be sold without prior registration under the Securities Act or may be limited due to certain restrictions. These securities are generally deemed to be illiquid and are valued at fair value as determined by a designated Pricing Committee of the Advisor (“Pricing Committee”), comprised of personnel of the Advisor, with oversight by the Board of Trustees and in accordance with Board-approved Pricing Policies and Procedures. If and when such securities are registered, the costs of registering such securities are paid by the issuer. At June 30, 2022, the Funds held the following restricted securities:

	Security Type	Acquisition Date	Cost	Fair Value	Value as a Percent Of Net Assets
Core Growth Fund
Hagerty, Inc., expiring 12/2/2026	Warrants	12/2/2021	$1,859,173	$1,317,600	0.05%

Micro Cap Fund
Johnnie-O Holdings, Inc., Series A Pfd.	Preferred Stock	3/16/2022	$10,000,013	$6,937,191	1.01%
Esperion Therapeutics, Inc., expiring 12/7/2023	Warrants	12/3/2021	310,583	380,279	0.06%
IM Cannabis Corp., expiring 05/7/2026	Warrants	5/5/2021	616,971	0	0.00%
Versus Systems, Inc., expiring 1/15/2026	Warrants	1/15/2021	1,920	21,120	0.00%
Versus Systems, Inc., expiring 2/28/2027	Warrants	2/24/2022	277,397	18,750	0.00%
			$11,206,884	$7,357,340	1.07%

Micro Cap Value Fund
Regenacy Pharmaceuticals LLC	LLC Membership Interest	12/21/2016	$30,001	$22,232	0.01%
Greenlane Holdings, Inc., expiring 2/24/2026	Warrants	2/22/2021	396,902	0	0.00%
			$426,903	$22,232	0.01%

Small Cap Growth Fund
DataStax, Inc., Series E Pfd.	Preferred Stock	8/12/2014	$8,000,002	$9,652,523	0.46%
Johnnie-O Holdings, Inc., Series A Pfd.	Preferred Stock	3/16/2022	17,999,987	12,486,918	0.59%
Nanosys, Inc., Series A-1 Pfd.	Preferred Stock	8/13/2010	184,939	59,180	0.00%
Nanosys, Inc., Series A-2 Pfd.	Preferred Stock	11/8/2005	2,000,000	317,440	0.02%
Esperion Therapeutics, Inc., expiring 12/7/2023	Warrants	12/3/2021	538,893	659,823	0.03%
			$28,723,821	$23,175,884	1.10%

Ultra Growth Fund
Johnnie-O Holdings, Inc., Series A Pfd.	Preferred Stock	3/16/2022	$15,000,004	$10,405,775	0.70%
Nanosys, Inc., Series A-1 Pfd.	Preferred Stock	8/13/2010	46,235	14,795	0.00%
Nanosys, Inc., Series A-2 Pfd.	Preferred Stock	11/8/2005	500,001	79,360	0.01%
Esperion Therapeutics, Inc., expiring 12/7/2023	Warrants	12/3/2021	476,908	583,929	0.04%
Hagerty, Inc., expiring 12/2/2026	Warrants	12/2/2021	1,549,310	1,098,000	0.07%
			$17,572,458	$12,181,859	0.82%

8. FAIR VALUE MEASUREMENTS AND INVESTMENTS

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds use various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP established a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. The inputs may include quoted prices for the identical investment on an inactive market, prices for similar investments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

WASATCH FUNDS – Notes to Financial Statements (continued)	JUNE 30, 2022 (UNAUDITED)

FAIR VALUE MEASUREMENTS AND INVESTMENTS (continued)

•

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, represent the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether a security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Equity Securities (common and preferred stock) – Securities are valued as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern Time) on the valuation date. Equity securities and listed warrants are valued using a commercial pricing service at the last quoted sales price taken from the primary market in which each security trades and, with respect to equity securities traded on the National Association of Securities Dealer Automated Quotation (“NASDAQ”) system, such securities are valued using the NASDAQ Official Closing Price (“NOCP”) or last sales price if no NOCP is available. If there are no sales on the primary exchange or market on a day, then the security shall be valued at the mean of the last bid and ask price on the primary exchange or market as provided by a pricing service. If the mean cannot be calculated or there is no trade activity on a day, then the security shall be valued at the previous trading day’s price as provided by a pricing service. In some instances, particularly on foreign exchanges, an official close or evaluated price may be used if the pricing service is unable to provide the last trade or most recent mean price. To the extent that these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Additionally, a Fund’s investments are valued at fair value by the Pricing Committee if the Advisor determines that an event impacting the value of an investment occurred between the closing time of a security’s primary market or exchange (for example, a foreign exchange or market) and the time the Fund’s share price is calculated. Significant events include, but are not limited to the following: significant fluctuations in domestic markets, foreign markets or foreign currencies; occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant governmental actions; and major announcements affecting a single issuer or an entire market or market sector. In responding to a significant event, the Pricing Committee determines the fair value of affected securities by considering factors including, but not limited to: index options and futures traded subsequent to the close; American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) or other related receipts; currency spot or forward markets that trade after pricing of the foreign exchange; other derivative securities traded after the close such as Standard & Poor’s Depositary Receipts (“SPDRs”) and other exchange-traded funds (“ETFs”); and alternative market quotes on the affected securities. When applicable, the Funds use a systematic fair valuation model provided by an independent third party to assist in adjusting the valuation of foreign securities. When a Fund uses this fair value pricing method, the values assigned to the Fund’s foreign securities may not be the quoted or published prices of the investments on their primary markets or exchanges, and the securities are categorized in Level 2 of the fair value hierarchy. These valuation procedures apply equally to long or short equity positions in a Fund.

Participation Notes – Investments are valued at the market price of the underlying security. Counterparty risk is regularly reviewed and considered for valuation. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy.

Corporate Debt Securities – Investments are valued at current market value by a pricing service, or by using the last sale or bid price based on observable inputs. Observable inputs may include benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data including market research publications. Although most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where observable inputs are not available, they are categorized as Level 3.

Short-Term Notes – Investments maturing in 60 days or less at the time of purchase, are generally valued at amortized cost, unless it is determined that the amortized cost method would not represent fair value, in which case the securities are marked-to-market. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy.

WASATCH FUNDS – Notes to Financial Statements (continued)	JUNE 30, 2022 (UNAUDITED)

FAIR VALUE MEASUREMENTS AND INVESTMENTS (continued)

Asset-Backed Securities – Investments are priced using the closing bid as supplied by a pricing service based on observable inputs. Observable inputs may include benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data including market research publications, new issue data, monthly payment information and collateral performance. Although most asset-backed securities are categorized in Level 2 of the fair value hierarchy, in instances where observable inputs are not available, they are categorized as Level 3.

U.S. Government Issuers – Investments are priced using the closing bid as supplied by a pricing service based on observable inputs. Observable inputs may include benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data including market research publications. Although most U.S. government securities are categorized in Level 2 of the fair value hierarchy, in instances where observable inputs are not available, they are categorized as Level 3.

Derivative Instruments – Listed derivatives that are actively traded are valued based on quoted prices from the exchange and categorized in Level 1 of the fair value hierarchy. Exchange-traded options are valued at the last sale price in the market where they are principally traded. If there are no sales on the primary exchange or market on a given day, then the option is valued at the mean of the last bid price and ask price on the primary exchange or market as provided by a pricing service. Forward foreign currency contracts are valued at the market rate provided by the pricing service and categorized as Level 2.

Restricted Securities – If market quotations are not readily available for the Funds’ investments in securities such as restricted securities, private placements, securities for which trading has been halted or other illiquid securities, these investments are valued at fair value in accordance with Board-approved Pricing Policies and Procedures by the Pricing Committee with oversight by the Board of Trustees. Fair value is defined as the price that would be received upon the sale of an asset, or paid to transfer a liability, in an orderly transaction between market participants at the measurement date under current market conditions. For each applicable investment that is fair valued, the Pricing Committee considers, to the extent applicable, various factors including, but not limited to, the financial condition of the company or limited partnership, operating results, prices paid in follow-on rounds, comparable companies in the public market, the nature and duration of the restrictions for holding the securities, a stated net asset value (NAV) for the partnership, if applicable, and other relevant factors. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on days the NYSE is closed, which could result in differences between the value of a Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the Funds’ assets and liabilities:

Fund	Category	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 6/30/2022

Core Growth Fund
Assets
Common Stocks		$2,832,984,142	$—	$—	$2,832,984,142
Warrants		—	—	1,317,600	1,317,600
Short-Term Investments		—	6,361,208	—	6,361,208

		$2,832,984,142	$6,361,208	$1,317,600	$2,840,662,950

Emerging India Fund
Assets
Common Stocks		$487,960,356	$—	$—	$487,960,356
Short-Term Investments		—	13,977,796	—	13,977,796

		$487,960,356	$13,977,796	$—	$501,938,152

WASATCH FUNDS – Notes to Financial Statements (continued)	JUNE 30, 2022 (UNAUDITED)

FAIR VALUE MEASUREMENTS AND INVESTMENTS (continued)

Fund	Category	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 6/30/2022

Emerging Markets Select Fund
Assets
Common Stocks		$328,988,490	$—	$—	$328,988,490
Short-Term Investments		—	24,450,801	—	24,450,801

		$328,988,490	$24,450,801	$—	$353,439,291

Emerging Markets Small Cap Fund
Assets
Common Stocks
	Consumer Finance	$9,993,520	$4,597,333	$—	$14,590,853
	Health Care Facilities	—	5,244,644	—	5,244,644
	Pharmaceuticals	—	—	16,589	16,589
	Other	409,516,979	—	—	409,516,979

		$419,510,499	$9,841,977	$16,589	$429,369,065

Frontier Emerging Small Countries Fund
Assets
Common Stocks
	Health Care Facilities	$—	$700,840	$—	$700,840
	Other	40,758,702	—	—	40,758,702

		$40,758,702	$700,840	$—	$41,459,542

Global Opportunities Fund
Assets
Common Stocks		$172,466,830	$—	$—	$172,466,830
Short-Term Investments		—	1,073,046	—	1,073,046

		$172,466,830	$1,073,046	$—	$173,539,876

Global Select Fund
Assets
Common Stocks		$13,263,712	$—	$—	$13,263,712

		$13,263,712	$—	$—	$13,263,712

Global Value Fund
Assets
Common Stocks		$131,461,240	$—	$—	$131,461,240
Short-Term Investments		—	3,089,721	—	3,089,721

		$131,461,240	$3,089,721	$—	$134,550,961

Greater China Fund
Assets
Common Stocks		$6,285,507	$—	$—	$6,285,507

		$6,285,507	$—	$—	$6,285,507

International Growth Fund
Assets
Common Stocks		$703,383,520	$—	$—	$703,383,520
Short-Term Investments		—	21,151,681	—	21,151,681

		$703,383,520	$21,151,681	$—	$724,535,201

International Opportunities Fund
Assets
Common Stocks
	Restaurants	$—	$—	$7,670	$7,670
	Other	450,175,572	—	—	450,175,572
Short-Term Investments		—	3,655,400	—	3,655,400

		$450,175,572	$3,655,400	$7,670	$453,838,642

International Select Fund
Assets
Common Stocks		$5,513,782	$—	$—	$5,513,782
Short-Term Investments		—	195,460	—	195,460

		$5,513,782	$195,460	$—	$5,709,242

Long/Short Alpha Fund
Assets
Common Stocks		$23,271,202	$—	$—	$23,271,202

		$23,271,202	$—	$—	$23,271,202

Other Financial Instruments*
Common Stocks Sold Short		$(7,316,103)	$—	$—	$(7,316,103)

WASATCH FUNDS – Notes to Financial Statements (continued)	JUNE 30, 2022 (UNAUDITED)

FAIR VALUE MEASUREMENTS AND INVESTMENTS (continued)

Fund	Category	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 6/30/2022

Micro Cap Fund
Assets
Common Stocks		$671,528,976	$—	$—	$671,528,976
Preferred Stocks		—	—	6,937,191	6,937,191
Warrants		50,646	—	420,149	470,795
Short-Term Investments		—	5,552,543	—	5,552,543

		$671,579,622	$5,552,543	$7,357,340	$684,489,505

Micro Cap Value Fund
Assets
Common Stocks		$288,361,408	$—	$—	$288,361,408
Limited Liability Company Membership Interest		—	—	22,232	22,232
Warrants		—	—	—	—
Short-Term Investments		—	20,113,527	—	20,113,527

		$288,361,408	$20,113,527	$22,232	$308,497,167

Small Cap Growth Fund
Assets
Common Stocks		$2,072,744,516	$—	$—	$2,072,744,516
Preferred Stocks		—	—	22,516,061	22,516,061
Warrants		—	—	659,823	659,823
Short-Term Investments		—	10,231,511	—	10,231,511

		$2,072,744,516	$10,231,511	$23,175,884	$2,106,151,911

Small Cap Value Fund
Assets
Common Stocks		$1,328,497,317	$—	$—	$1,328,497,317
Short-Term Investments		—	15,107,572	—	15,107,572

		$1,328,497,317	$15,107,572	$—	$1,343,604,889

Ultra Growth Fund
Assets
Common Stocks		$1,464,551,019	$—	$—	$1,464,551,019
Preferred Stocks		—	—	10,499,931	10,499,931
Warrants		—	—	1,681,929	1,681,929
Short-Term Investments		—	6,265,157	—	6,265,157

		$1,464,551,019	$6,265,157	$12,181,860	$1,482,998,036

U.S. Select Fund
Assets
Common Stocks		$2,184,268	$—	$—	$2,184,268

		$2,184,268	$—	$—	$2,184,268

U.S. Treasury Fund
Assets
U.S. Government Obligations		$—	$319,939,153	$—	$319,939,153
Short-Term Investments		—	2,518,594	—	2,518,594

		$—	$322,457,747	$—	$322,457,747

If the securities of an Asset Class are all the same level, the asset class is shown in total. If the securities of an Asset Class cross levels, the level with the smallest number of categories and with multiple levels within a category is displayed by category. The remaining categories that do not cross levels are combined into the “Other” category.

The valuation techniques used by the Funds to measure fair value for the period ended June 30, 2022 maximized the use of observable inputs and minimized the use of unobservable inputs.

There was a transfer of $1,740,000, $697,000 and $1,450,000 in the Core Growth Fund, Micro Cap Fund and Ultra Growth Fund, respectively from Level 3 to Level 1 due to the conversion of an unlisted in to freely trading common stock. This transfer amount represents the beginning of the period for Aldel Financial, Inc. and Roth CH Acquisition III Co. which transferred to Level 1 during the period in order to properly represent the activity on the Level 3 Rollforward presented below.

There was a transfer of $52,800,000 and $43,200,000 in the Small Cap Growth Fund and Ultra Growth Fund, respectively, from Level 3 to Level 1 due to the conversion of an unlisted security into a freely trading common stock. This transfer amount represents the beginning of the period value plus the purchases for the dividends paid in kind over the reporting period for Vintage Wine Estates, Inc., PIPE shares which transferred to Level 1 during the period in order to properly represent the activity on the Level 3 Rollforward presented below.

WASATCH FUNDS – Notes to Financial Statements (continued)	JUNE 30, 2022 (UNAUDITED)

FAIR VALUE MEASUREMENTS AND INVESTMENTS (continued)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Funds during the period ended June 30, 2022:

										Net Change in Unrealized
Fund	Market Value Beginning Balance 9/30/2021	Purchases at Cost	Sales (Proceeds)	Accrued Discounts (Premiums)	Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfers in at Market Value	Transfers out at Market Value	Market Value Ending Balance 6/30/2022	Appreciation (Depreciation) on Investments Held at 6/30/2022
Core Growth Fund
Warrants	$—	$1,859,173	$—	$—	$—	$(541,573)	$—	$—	$1,317,600	$(541,573)
Unfunded Commitment with a SPAC	(1,740,000)	—	—	—	—	—	—	1,740,000	—	—

	$(1,740,000)	$1,859,173	$—	$—	$—	$(541,573)	$—	$1,740,000	$1,317,600	$(541,573)

Emerging Markets Small Cap Fund
Common Stocks	$16,722	$—	$—	$—	$—	$(133)	$—	$—	$16,589	$(133)

	$16,722	$—	$—	$—	$—	$(133)	$—	$—	$16,589	$(133)

International Opportunities Fund
Common Stocks	$8,489	$—	$—	$—	$—	$(819)	$—	$—	$7,670	$(819)

	$8,489	$—	$—	$—	$—	$(819)	$—	$—	$7,670	$(819)

Micro Cap Fund
Preferred Stocks	$—	$10,000,013	$—	$—	$—	$(3,062,822)	$—	$—	$6,937,191	$(3,062,822)
Warrants	584,040	587,980	(6,400)	—	—	(745,471)	—	—	420,149	(751,871)
Unfunded Commitment with a SPAC	(697,000)	—	—	—	—	—	—	697,000	—	—

	$(112,960)	$10,587,993	$(6,400)	$—	$—	$(3,808,293)	$—	$697,000	$7,357,340	$(3,814,693)

Micro Cap Value Fund
Common Stocks	$17,685	$—	$—	$—	$—	$4,547	$—	$—	$22,232	$4,547
Warrants	56,064	—	—	—	(26,065)	(29,999)	—	—	—	(52,116)

	$73,749	$—	$—	$—	$(26,065)	$(25,452)	$—	$—	$22,232	$(47,569)

Small Cap Growth Fund
Common Stocks	$52,800,000	$—	$—	$—	$—	$—	$—	$(52,800,000)	$—	$—
Preferred Stocks	13,282,849	17,999,987	—	—	—	(8,766,775)	—	—	22,516,061	(8,766,775)
Warrants	—	538,893	—	—	—	120,930	—	—	659,823	120,930

	$66,082,849	$18,538,880	$—	$—	$—	$(8,645,845)	$—	$(52,800,000)	$23,175,884	$(8,645,845)

Ultra Growth Fund
Common Stocks	$43,200,000	$—	$—	$—	$—	$—	$—	$(43,200,000)	$—	$—
Preferred Stocks	300,120	15,000,004	—	—	—	(4,800,193)	—	—	10,499,931	(4,800,193)
Warrants	—	2,026,219	—	—	—	(344,290)	—	—	1,681,929	(344,290)
Unfunded Commitment with a SPAC	(1,450,000)	—	—	—	—	—	—	1,450,000	—	—

	$42,050,120	$17,026,223	$—	$—	$—	$(5,144,483)	$—	$(41,750,000)	$12,181,860	$(5,144,483)

WASATCH FUNDS – Notes to Financial Statements (continued)	JUNE 30, 2022 (UNAUDITED)

FAIR VALUE MEASUREMENTS AND INVESTMENTS (continued)

QUANTITATIVE INFORMATION ABOUT LEVEL 3 FAIR VALUE MEASUREMENTS

Fund	Description	Fair Value at 6/30/2022	Valuation Technique	Unobservable Input	Range (Average)
Core Growth Fund	Warrant: Insurance Brokers	$1,317,600	Discount for lack of marketability	Discount for lack of marketability	20%

Micro Cap Fund	Direct Venture Capital Investments: Textiles	$6,937,191	Market comparable companies	EV/R* multiple Discount for lack of marketability	0.7 - 4.9 (2.7) 46%

Micro Cap Fund	Warrant: Pharmaceuticals	$380,279	Black Scholes	Black Scholes	100%

Small Cap Growth Fund	Direct Venture Capital Investments: Textiles	$12,486,918	Market comparable companies	EV/R* multiple Discount for lack of marketability	0.7 - 4.9 (2.7) 46%

Small Cap Growth Fund	Direct Venture Capital Investments: Semiconductor Equipment	$376,620	Market comparable companies	EV/R* multiple Discount for lack of marketability	2.6 - 9.3 (5.5) 20%

Small Cap Growth Fund	Direct Venture Capital Investments: Systems Software	$9,652,523	Financing round valuation	Financing round valuation	100%

Small Cap Growth Fund	Warrant: Pharmaceuticals	$659,823	Black Scholes	Black Scholes	100%

Ultra Growth Fund	Direct Venture Capital Investments: Semiconductor Equipment	$94,155	Market comparable companies	EV/R* multiple Discount for lack of marketability	2.6 - 9.3 (5.5) 20%

Ultra Growth Fund	Direct Venture Capital Investments: Textiles	$10,405,776	Market comparable companies	EV/R* multiple Discount for lack of marketability	0.7 - 4.9 (2.7) 46%

Ultra Growth Fund	Warrant: Insurance Brokers	$1,098,000	Discount for lack of marketability	Discount for lack of marketability	20%

Ultra Growth Fund	Warrant: Pharmaceuticals	$583,929	Black Scholes	Black Scholes	100%

*	Enterprise-Value-To-Revenue – (“EV/R”) multiple is a measure of the value of a stock that compares a company’s enterprise value to its revenue.

Changes in EV/R multiples may change the fair value of an investment. Generally, a decrease in this multiple will result in a decrease in the fair value of an investment.

The Funds’ other Level 3 investments have been valued using observable inputs, unadjusted third-party transactions and quotations or unadjusted historical third-party information. No unobservable inputs internally developed by the Funds have been applied to these investments, thus they have been excluded from the above table.

Additional information about the Funds’ fair valuation practices is available in the Funds’ most recent Prospectus, Statement of Additional Information (SAI) and Report to Shareholders. This information is available on the Funds’ website at wasatchglobal.com and on the Securities and Exchange Commission’s website at www.sec.gov.